Schedule of Investments
(unaudited)
June 30, 2026
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.8%
AAR Corp.
(a) (b)
....................... 1,032,822 $ 147,621,248
AerSale Corp.
(a) (b)
..................... 940,334 5,942,911
Aevex Corp. , Class A
(a) (b)
................ 463,123 9,674,639
AIRO Group Holdings, Inc.
(a) (b)
............ 573,021 4,234,625
Archer Aviation, Inc. , Class A
(a) (b)
........... 17,615,754 83,322,516
Astronics Corp.
(a) (b)
.................... 842,699 68,477,721
Astronics Corp. , Class B
(a) (b)
.............. 129,885 9,871,245
Beta Technologies, Inc. , Class A
(a) (b)
........ 883,664 14,801,372
Cadre Holdings, Inc. ................... 812,879 23,175,180
Ducommun, Inc.
(a) (b)
................... 368,661 68,279,704
Eve Holding, Inc.
(a) (b)
................... 2,549,002 6,397,995
Firefly Aerospace, Inc.
(a) (b)
............... 2,084,189 61,275,157
Innovative Solutions & Support, Inc.
(b)
....... 373,113 6,716,034
Intuitive Machines, Inc. , Class A
(a) (b)
......... 3,353,998 71,742,017
Mercury Systems, Inc.
(a) (b)
............... 1,455,995 178,111,868
Moog, Inc. , Class A
(a)
.................. 739,901 313,599,640
National Presto Industries, Inc. ............ 139,630 17,452,354
Park Aerospace Corp. .................. 480,082 18,319,929
Red Cat Holdings, Inc.
(a) (b)
............... 2,919,653 31,094,304
Redwire Corp.
(a) (b)
..................... 5,126,619 62,698,550
Satellogic, Inc. , Class A
(a) (b)
.............. 2,485,439 14,216,711
Sidus Space, Inc. , Class A
(b)
............. 2,203,499 6,191,832
Starfighters Space, Inc.
(b)
............... 772,275 4,108,503
Swarmer, Inc.
(b)
...................... 96,787 4,288,632
TAT Technologies Ltd.
(a) (b)
............... 303,391 14,632,548
V2X, Inc.
(b)
......................... 769,421 57,368,030
Virgin Galactic Holdings, Inc.
(b)
............ 2,525,332 7,298,210
Voyager Technologies, Inc. , Class A
(a) (b)
...... 1,360,362 43,871,675
VSE Corp.
(a)
........................ 731,114 167,059,549
York Space Systems, Inc.
(a) (b)
............. 504,439 12,419,288
1,534,263,987
Air Freight & Logistics — 0.1%
Forward Air Corp.
(a) (b)
.................. 603,802 8,157,365
Hub Group, Inc. , Class A ................ 1,560,415 68,330,573
Radiant Logistics, Inc.
(a) (b)
............... 872,075 8,249,829
84,737,767
Automobile Components — 1.2%
Adient plc
(a) (b)
........................ 2,049,690 37,673,302
Cooper-Standard Holdings, Inc.
(b)
.......... 453,861 12,276,940
Dana, Inc. .......................... 2,862,864 77,898,530
Dauch Corp.
(a) (b)
...................... 6,130,551 33,227,586
Dorman Products, Inc.
(a) (b)
............... 698,845 95,357,400
Fox Factory Holding Corp.
(a) (b)
............ 1,103,806 18,703,993
Garrett Motion, Inc. ................... 4,509,640 163,384,257
Gentherm, Inc.
(a) (b)
.................... 797,685 27,209,035
Goodyear Tire & Rubber Co. (The)
(a) (b)
....... 7,292,387 48,129,754
Holley, Inc.
(a) (b)
....................... 2,255,959 5,752,696
LCI Industries
(a)
...................... 622,398 65,899,500
Motorcar Parts of America, Inc.
(a) (b)
......... 374,944 5,744,142
Patrick Industries, Inc. ................. 838,711 75,299,474
Phinia, Inc. ......................... 960,154 79,087,885
Solid Power, Inc. , Class A
(a) (b)
............. 5,240,565 13,573,063
Standard Motor Products, Inc. ............ 645,664 25,161,526
Stoneridge, Inc.
(b)
..................... 687,609 5,033,298
Strattec Security Corp.
(a) (b)
............... 106,848 8,702,770
Versigent plc
(b)
....................... 1,864,604 78,332,014
Visteon Corp. ....................... 694,947 68,945,692
XPEL, Inc.
(a) (b) (c)
...................... 661,955 32,832,968
978,225,825
Security
Shares
Shares Value
Automobiles — 0.1%
Harley-Davidson, Inc. .................. 1,147,195 $ 28,060,390
Livewire Group, Inc.
(a) (b)
................. 528,926 592,397
Lucid Group, Inc. , Class A
(a) (b)
............. 3,435,573 22,983,983
Winnebago Industries, Inc. .............. 738,900 23,083,236
74,720,006
Banks — 10.3%
1st Source Corp. ..................... 505,602 41,247,011
ACNB Corp. ........................ 283,721 16,847,353
Amalgamated Financial Corp. ............ 538,064 24,697,138
Amerant Bancorp, Inc. , Class A ........... 890,804 22,733,318
Ameris Bancorp ...................... 1,656,090 149,478,683
Ames National Corp. .................. 269,068 7,967,103
Arrow Financial Corp. .................. 469,145 19,230,254
Associated Banc-Corp. ................. 3,763,112 115,790,956
Atlantic Union Bankshares Corp. .......... 3,673,312 155,417,831
Avidbank Holdings, Inc.
(a) (b)
.............. 208,355 6,881,966
Avidia Bancorp, Inc. ................... 336,929 7,072,140
Axos Financial, Inc.
(a) (b)
................. 1,360,105 132,460,626
Banc of California, Inc. ................. 3,579,559 73,130,390
BancFirst Corp. ...................... 560,425 62,280,030
Bancorp, Inc. (The)
(a) (b)
................. 1,012,838 63,444,172
Bank First Corp. ..................... 272,026 40,355,057
Bank of Hawaii Corp. .................. 940,033 76,603,289
Bank of Marin Bancorp ................. 415,337 11,504,835
Bank of NT Butterfield & Son Ltd. (The) ...... 1,045,015 62,178,393
Bank7 Corp. ........................ 127,414 6,236,915
BankUnited, Inc. ..................... 1,764,276 85,479,172
Bankwell Financial Group, Inc. ............ 187,633 11,023,439
Banner Corp. ....................... 818,145 54,357,554
Bar Harbor Bankshares ................ 483,666 18,263,228
BayCom Corp. ...................... 301,500 9,919,350
BCB Bancorp, Inc. .................... 444,905 4,769,382
Beacon Financial Corp. ................. 2,128,465 64,811,759
Blue Ridge Bankshares, Inc. ............. 1,727,985 6,099,787
Bridgewater Bancshares, Inc.
(a) (b)
.......... 591,062 12,435,945
Burke & Herbert Financial Services Corp. .... 399,497 28,707,854
Business First Bancshares, Inc. ........... 894,567 27,490,044
BV Financial, Inc.
(a) (b)
.................. 178,822 3,787,450
Byline Bancorp, Inc. ................... 891,066 33,557,546
C&F Financial Corp. ................... 76,907 6,152,560
California Bancorp .................... 695,119 14,486,280
Camden National Corp. ................ 468,968 25,427,445
Capital Bancorp, Inc. .................. 308,788 10,844,635
Capital City Bank Group, Inc. ............. 385,540 19,053,387
Capitol Federal Financial, Inc. ............ 3,213,228 27,344,570
Carter Bankshares, Inc. ................ 574,490 19,538,405
Cathay General Bancorp ................ 1,632,736 101,213,305
CB Financial Services, Inc. .............. 97,026 3,677,285
Central Pacific Financial Corp. ............ 580,182 22,162,952
CF Bankshares, Inc. ................... 146,533 4,801,886
Chain Bridge Bancorp, Inc. , Class A
(a) (b)
...... 53,787 2,261,743
Chemung Financial Corp. ............... 111,565 8,320,518
ChoiceOne Financial Services, Inc. ......... 392,196 13,334,664
Citizens & Northern Corp. ............... 461,257 10,751,901
Citizens Community Bancorp, Inc. ......... 270,136 6,318,481
Citizens Financial Services, Inc. ........... 121,868 8,828,118
City Holding Co. ..................... 359,041 47,623,198
Civista Bancshares, Inc. ................ 578,064 16,312,966
CNB Financial Corp. ................... 812,391 27,385,701
Coastal Financial Corp.
(a) (b)
.............. 347,641 26,945,654
CoastalSouth Bancshares, Inc. ........... 226,233 6,074,356
Colony Bankcorp, Inc. ................. 540,494 10,858,524
Columbia Financial, Inc.
(a) (b)
.............. 713,922 15,149,425
Commercial Bancgroup, Inc.
(a)
............ 232,598 7,510,589

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Community Bancorp ................... 102,875 $ 4,022,413
Community Financial System, Inc. ......... 1,360,967 91,348,105
Community Trust Bancorp, Inc. ........... 455,762 32,978,938
Community West Bancshares ............ 635,545 17,070,739
ConnectOne Bancorp, Inc. .............. 1,264,570 42,287,221
Customers Bancorp, Inc.
(a) (b)
............. 793,228 62,744,335
CVB Financial Corp. ................... 4,201,191 94,736,857
Dime Commercial Bancshares, Inc. ........ 1,075,553 43,721,229
Eagle Bancorp Montana, Inc. ............. 217,688 5,209,274
Eagle Bancorp, Inc.
(a)
.................. 762,163 21,637,808
Eagle Financial Services, Inc. ............ 124,104 5,145,352
Eastern Bankshares, Inc. ............... 5,405,970 120,228,773
ECB Bancorp, Inc.
(a) (b)
.................. 114,171 2,292,554
Enterprise Financial Services Corp. ........ 953,903 62,843,130
Equity Bancshares, Inc. , Class A .......... 465,047 22,782,653
Esquire Financial Holdings, Inc. ........... 192,003 22,869,477
Farmers & Merchants Bancorp, Inc. ........ 397,590 12,158,302
Farmers National Banc Corp. ............. 1,675,633 24,464,242
FB Bancorp, Inc.
(a) (b)
................... 407,181 6,132,146
FB Financial Corp. .................... 1,148,588 63,574,346
Fidelity D&D Bancorp, Inc. ............... 129,383 6,652,874
Financial Institutions, Inc. ............... 577,825 22,517,840
Finwise Bancorp
(a) (b)
................... 221,827 3,216,492
First Bancorp ....................... 1,071,159 68,479,195
First BanCorp ....................... 3,894,209 101,522,029
First Bancorp, Inc. (The) ................ 303,931 10,582,877
First Bank .......................... 588,102 10,427,048
First Busey Corp. ..................... 2,121,509 62,584,516
First Business Financial Services, Inc. ....... 227,504 14,371,428
First Capital, Inc. ..................... 84,796 5,481,213
First Commonwealth Financial Corp. ........ 2,615,667 53,176,510
First Community Bankshares, Inc. ......... 441,326 19,603,701
First Community Corp. ................. 235,609 7,699,702
First Financial Bancorp ................. 2,637,682 89,232,782
First Financial Bankshares, Inc. ........... 3,461,906 119,781,948
First Financial Corp. ................... 340,111 26,338,196
First Guaranty Bancshares, Inc. ........... 97,318 979,992
First Internet Bancorp .................. 201,862 5,611,764
First Interstate BancSystem, Inc. , Class A .... 2,402,320 92,633,459
First Merchants Corp. .................. 1,723,698 75,308,366
First Mid Bancshares, Inc. ............... 636,157 30,592,790
First National Corp. ................... 225,034 6,755,521
First Northern Community Bancorp
(b)
........ 368,482 6,610,567
First United Corp. .................... 168,275 7,422,610
First Western Financial, Inc.
(a) (b)
........... 228,832 7,347,796
Firstsun Capital Bancorp
(a) (b)
.............. 661,521 25,653,784
Five Star Bancorp .................... 449,747 21,898,181
Flagstar Bank NA
(a)
................... 8,023,007 119,863,725
Franklin Financial Services Corp. .......... 116,014 7,262,476
FS Bancorp, Inc. ..................... 186,985 8,115,149
Fulton Financial Corp. .................. 4,673,060 113,041,321
FVCBankcorp, Inc. .................... 473,531 8,286,793
GBank Financial Holdings, Inc.
(a) (b)
......... 241,706 7,326,109
German American Bancorp, Inc. ........... 1,007,555 47,818,560
Glacier Bancorp, Inc. .................. 3,428,965 176,866,015
Great Southern Bancorp, Inc. ............. 207,803 16,293,833
Greene County Bancorp, Inc. ............. 191,692 6,438,934
Hancock Whitney Corp. ................ 2,142,249 160,068,845
Hanmi Financial Corp. ................. 733,279 23,758,240
Hanover Bancorp, Inc. ................. 111,025 2,589,103
Hawthorn Bancshares, Inc. .............. 121,770 4,785,561
HBT Financial, Inc. .................... 420,376 13,447,828
Heritage Financial Corp. ................ 1,094,182 32,409,671
Hilltop Holdings, Inc. ................... 1,127,600 43,728,328
Hingham Institution for Savings (The)
(a)
...... 44,020 13,520,743
Security
Shares
Shares Value
Banks (continued)
Home Bancorp, Inc. ................... 205,618 $ 14,088,945
Home BancShares, Inc. ................ 4,882,213 139,387,181
HomeTrust Bancshares, Inc. ............. 400,612 19,986,533
Hope Bancorp, Inc. ................... 3,178,602 43,483,275
Horizon Bancorp, Inc. .................. 1,453,235 29,035,635
Independent Bank Corp. ................ 1,774,233 123,402,268
International Bancshares Corp. ........... 1,434,569 108,955,516
Investar Holding Corp. ................. 367,423 11,007,993
Isabella Bank Corp.
(a)
.................. 158,624 6,265,648
John Marshall Bancorp, Inc. ............. 338,500 7,379,300
Kearny Financial Corp. ................. 1,730,392 16,369,508
Lakeland Financial Corp. ................ 630,430 38,910,140
Landmark Bancorp, Inc. ................ 119,959 3,683,941
LCNB Corp. ........................ 352,127 6,193,914
Live Oak Bancshares, Inc.
(a)
.............. 942,777 38,503,013
MainStreet Bancshares, Inc. ............. 173,404 4,281,345
Mechanics Bancorp , Class A ............. 1,038,100 16,505,790
Mercantile Bank Corp. ................. 480,467 27,588,415
Meridian Corp. ...................... 297,862 5,966,176
Metrocity Bankshares, Inc. .............. 610,268 21,902,519
Metropolitan Bank Holding Corp. .......... 299,525 29,581,089
Mid Penn Bancorp, Inc. ................. 559,310 19,486,360
Midland States Bancorp, Inc. ............. 513,320 15,984,785
MVB Financial Corp. .................. 326,891 9,483,108
National Bank Holdings Corp. , Class A ...... 1,110,910 49,357,731
National Bankshares, Inc. ............... 178,032 6,467,903
NB Bancorp, Inc. ..................... 1,077,278 22,762,884
NBT Bancorp, Inc. .................... 1,324,905 65,410,560
Nicolet Bankshares, Inc. ................ 507,739 83,974,953
Northeast Bank ...................... 201,731 26,735,409
Northeast Community Bancorp, Inc. ........ 363,281 10,077,415
Northfield Bancorp, Inc. ................ 1,051,841 15,493,618
Northpointe Bancshares, Inc. ............. 558,397 10,710,054
Northrim Bancorp, Inc. ................. 606,852 16,834,074
Northwest Bancshares, Inc. .............. 3,782,113 57,336,833
Norwood Financial Corp. ................ 277,862 8,933,263
Oak Valley Bancorp ................... 198,727 6,706,043
OceanFirst Financial Corp. .............. 2,185,831 42,689,279
OFG Bancorp ....................... 1,055,208 51,779,057
Ohio Valley Banc Corp. ................. 101,927 4,426,690
Old National Bancorp .................. 9,029,499 233,864,024
Old Second Bancorp, Inc. ............... 1,311,825 30,591,759
OP Bancorp ........................ 346,409 5,192,671
Orange County Bancorp, Inc. ............. 332,905 12,244,246
Origin Bancorp, Inc. ................... 787,505 40,280,881
Orrstown Financial Services, Inc. .......... 543,304 22,183,102
Park National Corp. ................... 433,706 79,363,861
Parke Bancorp, Inc. ................... 310,247 10,287,791
Pathward Financial, Inc.
(a)
............... 552,416 48,093,337
Patriot National Bancorp, Inc.
(b)
........... 97,576 93,429
PCB Bancorp ....................... 327,698 9,296,792
Peapack-Gladstone Financial Corp.
(a)
....... 433,973 20,539,942
Peoples Bancorp of North Carolina, Inc. ..... 131,160 5,651,684
Peoples Bancorp, Inc. ................. 1,008,534 38,737,791
Peoples Financial Services Corp. .......... 265,512 17,622,031
Pioneer Bancorp, Inc.
(a) (b)
................ 283,200 4,834,224
Plumas Bancorp ..................... 182,998 10,694,403
Ponce Financial Group, Inc.
(a) (b)
........... 513,063 10,230,476
Preferred Bank ...................... 178,651 18,983,455
Primis Financial Corp. .................. 686,703 11,241,328
Princeton Bancorp, Inc. ................. 148,416 5,632,387
Provident Financial Services, Inc. .......... 3,198,603 75,614,975
QCR Holdings, Inc. ................... 430,800 41,938,380
RBB Bancorp ....................... 488,557 13,393,790
Red River Bancshares, Inc. .............. 141,823 12,945,603

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Renasant Corp. ...................... 2,250,801 $ 95,749,075
Republic Bancorp, Inc. , Class A ........... 221,043 19,988,919
Rhinebeck Bancorp, Inc.
(a) (b)
.............. 109,983 1,903,806
Richmond Mutual Bancorp, Inc. ........... 200,423 3,182,717
S&T Bancorp, Inc. .................... 914,409 44,879,194
Seacoast Banking Corp. of Florida ......... 2,506,186 83,330,685
ServisFirst Bancshares, Inc. ............. 1,373,037 119,110,960
Shore Bancshares, Inc. ................. 891,073 20,450,125
Sierra Bancorp ...................... 343,379 13,996,128
Simmons First National Corp. , Class A ...... 3,736,237 84,625,768
SmartFinancial, Inc. ................... 418,197 19,621,803
South Plains Financial, Inc. .............. 415,766 17,913,278
Southern First Bancshares, Inc.
(a) (b)
......... 248,482 15,182,250
Southern Missouri Bancorp, Inc. ........... 250,161 19,064,770
Southside Bancshares, Inc. .............. 763,784 26,877,559
SR Bancorp, Inc.
(a)
.................... 173,184 3,408,261
Stellar Bancorp, Inc. ................... 1,208,898 47,533,869
Sterling Bancorp, Inc.
(a) (b) (d)
............... 580,763 6
Stock Yards Bancorp, Inc. ............... 688,928 52,682,324
Texas Capital Bancshares, Inc. ........... 1,131,629 116,852,011
Third Coast Bancshares, Inc.
(a) (b)
........... 413,549 16,707,380
Timberland Bancorp, Inc. ............... 209,520 9,388,591
Tompkins Financial Corp. ............... 361,520 34,170,870
Towne Bank ........................ 2,287,196 82,887,983
TriCo Bancshares .................... 841,594 45,319,837
Triumph Financial, Inc.
(a) (b)
............... 605,406 46,198,532
TrustCo Bank Corp. ................... 443,279 24,340,450
Trustmark Corp. ..................... 1,431,439 65,860,508
UMB Financial Corp. .................. 1,908,171 272,410,492
United Bankshares, Inc. ................ 3,474,009 159,213,832
United Community Banks, Inc. ............ 2,886,850 101,299,567
Unity Bancorp, Inc. .................... 203,872 11,965,248
Univest Financial Corp. ................. 778,871 34,075,606
USCB Financial Holdings, Inc. , Class A ...... 314,403 6,432,685
Valley National Bancorp ................ 12,639,638 185,170,697
Virginia National Bankshares Corp. ......... 125,924 5,588,507
WaFd, Inc. ......................... 1,827,893 70,136,254
Washington Trust Bancorp, Inc. ........... 497,152 18,136,105
WesBanco, Inc. ...................... 2,349,149 91,687,285
West Bancorp, Inc. .................... 439,961 11,672,165
Westamerica Bancorp ................. 557,751 32,723,251
Western New England Bancorp, Inc. ........ 442,293 6,324,790
WSFS Financial Corp. ................. 1,262,192 96,847,992
8,636,583,487
Beverages — 0.2%
Boston Beer Co., Inc. (The) , Class A
(a) (b)
...... 202,033 35,765,902
MGP Ingredients, Inc. .................. 388,692 6,809,884
National Beverage Corp.
(b)
............... 623,323 19,447,677
Vita Coco Co., Inc. (The)
(a) (b)
............. 1,268,892 83,924,517
145,947,980
Biotechnology — 10.6%
(b)
4D Molecular Therapeutics, Inc.
(a)
.......... 1,206,281 16,043,537
Abeona Therapeutics, Inc.
(a)
.............. 1,192,699 7,370,880
Absci Corp.
(a)
....................... 3,572,200 41,401,798
ACADIA Pharmaceuticals, Inc.
(a)
........... 3,368,995 85,235,573
Achieve Life Sciences, Inc. .............. 2,005,446 13,095,562
Actuate Therapeutics, Inc. ............... 11,149 17,058
Acumen Pharmaceuticals, Inc. ............ 1,042,323 2,783,002
ADC Therapeutics SA
(a)
................ 2,753,416 2,946,155
ADMA Biologics, Inc.
(a)
................. 6,027,309 50,448,576
Agenus, Inc.
(a)
....................... 909,123 2,781,916
Agios Pharmaceuticals, Inc.
(a)
............ 1,548,882 57,479,011
Akebia Therapeutics, Inc.
(a)
.............. 6,833,210 7,789,859
Security
Shares
Shares Value
Biotechnology (continued)
Aktis Oncology, Inc.
(a)
.................. 554,193 $ 17,861,640
Alector, Inc.
(a)
....................... 2,563,437 5,152,508
Alkermes plc ........................ 4,330,473 226,895,133
Allogene Therapeutics, Inc.
(a)
............. 6,957,723 14,472,064
Altimmune, Inc.
(a)
..................... 5,192,672 15,785,723
ALX Oncology Holdings, Inc.
(a)
............ 2,614,258 5,411,514
AnaptysBio, Inc.
(a)
.................... 518,058 34,968,915
Anavex Life Sciences Corp.
(a)
............. 2,432,436 6,300,009
Anika Therapeutics, Inc. ................ 313,139 4,581,224
Annexon, Inc.
(a)
...................... 4,086,423 23,333,475
Apogee Therapeutics, Inc. ............... 1,164,491 154,562,890
Arbutus Biopharma Corp.
(a)
.............. 4,134,801 19,847,045
Arcturus Therapeutics Holdings, Inc.
(a)
....... 716,652 4,815,901
Arcus Biosciences, Inc.
(a)
................ 2,309,864 71,213,107
Arcutis Biotherapeutics, Inc.
(a)
............ 2,954,748 77,473,493
Ardelyx, Inc.
(a)
....................... 6,400,256 32,641,306
Armata Pharmaceuticals, Inc.
(a)
........... 198,260 1,284,725
ArriVent Biopharma, Inc.
(a)
............... 990,660 34,415,528
ARS Pharmaceuticals, Inc.
(a)
............. 1,618,270 12,962,343
Artiva Biotherapeutics, Inc.
(a)
............. 141,418 1,371,755
Assembly Biosciences, Inc.
(a)
............. 246,446 6,772,336
Atrium Therapeutics, Inc. ............... 379,598 5,105,593
Aura Biosciences, Inc.
(a)
................ 1,178,187 8,365,128
Aurinia Pharmaceuticals, Inc.
(a)
............ 3,080,684 52,279,207
Avalo Therapeutics, Inc.
(a)
............... 1,099,860 20,325,413
Beam Therapeutics, Inc.
(a)
............... 2,560,219 87,866,716
Benitec Biopharma, Inc.
(a)
............... 536,705 7,181,113
Bicara Therapeutics, Inc.
(a)
.............. 1,156,665 34,341,384
BioCryst Pharmaceuticals, Inc.
(a)
........... 6,083,851 60,838,510
Biohaven Ltd.
(a)
...................... 3,494,569 51,999,187
Black Diamond Therapeutics, Inc. .......... 1,216,409 2,250,357
Bright Minds Biosciences, Inc.
(a)
........... 195,572 13,729,154
C4 Therapeutics, Inc.
(a)
................. 2,611,403 12,195,252
Cabaletta Bio, Inc.
(a)
................... 2,944,252 9,156,624
CAMP4 Therapeutics Corp. .............. 458,610 2,004,126
Candel Therapeutics, Inc.
(a)
.............. 1,660,695 17,105,159
Canton Strategic Holdings, Inc.
(a)
.......... 1,096,934 3,093,354
Capricor Therapeutics, Inc.
(a)
............. 1,409,005 33,928,840
CareDx, Inc.
(a)
....................... 1,349,641 38,464,768
Caribou Biosciences, Inc. ............... 2,306,257 4,059,012
Cartesian Therapeutics, Inc.
(a)
............ 340,618 3,549,240
Catalyst Pharmaceuticals, Inc.
(a)
........... 3,039,896 95,543,931
Celcuity, Inc.
(a)
....................... 993,582 103,948,549
Celldex Therapeutics, Inc.
(a)
.............. 2,050,898 76,313,915
Century Therapeutics, Inc.
(a)
............. 2,917,985 7,149,063
CG oncology, Inc.
(a)
................... 1,905,410 135,379,380
Climb Bio, Inc.
(a)
...................... 920,068 11,997,687
Cogent Biosciences, Inc.
(a)
............... 4,305,443 166,620,644
Coherus Oncology, Inc.
(a)
............... 3,236,884 4,531,638
Compass Therapeutics, Inc.
(a)
............ 3,479,278 7,619,619
Connect Biopharma Holdings Ltd. , ADR ...... 386,232 919,232
Corbus Pharmaceuticals Holdings, Inc.
(a)
..... 409,408 3,840,247
Corvus Pharmaceuticals, Inc.
(a)
........... 1,782,498 26,630,520
Crescent Biopharma, Inc.
(a)
.............. 520,877 9,375,786
CRISPR Therapeutics AG
(a)
.............. 2,407,459 131,302,814
Cullinan Therapeutics, Inc.
(a)
............. 1,587,420 28,906,918
Cytokinetics, Inc. ..................... 3,415,244 290,944,636
CytomX Therapeutics, Inc. .............. 4,635,114 17,381,677
Damora Therapeutics, Inc. .............. 1,363,471 35,463,881
Denali Therapeutics, Inc.
(a)
.............. 3,854,610 99,140,569
Design Therapeutics, Inc.
(a)
.............. 821,267 11,883,733
DiaMedica Therapeutics, Inc.
(a)
............ 938,896 6,609,828
Dianthus Therapeutics, Inc.
(a)
............. 1,221,861 119,107,010
Disc Medicine, Inc.
(a)
................... 744,062 54,420,695
Dyne Therapeutics, Inc.
(a)
............... 3,571,470 79,322,349

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Editas Medicine, Inc.
(a)
................. 2,652,215 $ 8,593,177
Eikon Therapeutics, Inc.
(a)
............... 513,697 6,703,746
Eledon Pharmaceuticals, Inc.
(a)
............ 2,050,337 8,078,328
Elicio Therapeutics, Inc.
(a)
............... 320,667 1,253,808
Emergent BioSolutions, Inc.
(a)
............ 1,390,840 11,655,239
Enanta Pharmaceuticals, Inc.
(a)
........... 737,867 10,758,101
Entrada Therapeutics, Inc.
(a)
............. 772,615 5,686,446
Erasca, Inc.
(a)
....................... 5,197,971 95,226,829
Evommune, Inc.
(a)
.................... 334,090 4,440,056
Fennec Pharmaceuticals, Inc.
(a)
........... 757,970 8,148,177
First Tracks Biotherapeutics, Inc.
(a)
......... 611,606 12,305,513
Foghorn Therapeutics, Inc.
(a)
............. 901,902 4,401,282
Forte Biosciences, Inc.
(a)
................ 478,148 10,160,645
Galectin Therapeutics, Inc.
(a)
............. 957,146 4,441,157
Generate Biomedicines, Inc. ............. 621,582 10,486,088
Geron Corp.
(a)
....................... 14,565,223 18,643,485
GRAIL, Inc.
(a)
....................... 1,081,907 73,861,791
Greenwich Lifesciences, Inc.
(a)
............ 181,770 4,264,324
Gyre Therapeutics, Inc.
(a)
............... 396,673 2,614,075
Heron Therapeutics, Inc.
(a)
............... 3,706,608 1,581,980
Hyperliquid Strategies, Inc. .............. 3,245,656 25,543,313
Ideaya Biosciences, Inc.
(a)
............... 2,165,712 80,716,086
Immix Biopharma, Inc. ................. 1,074,350 11,076,549
Immuneering Corp. , Class A ............. 1,372,945 6,850,996
ImmunityBio, Inc.
(a)
.................... 9,981,308 87,386,352
Immunome, Inc.
(a)
.................... 2,761,755 58,521,588
Immunovant, Inc.
(a)
.................... 2,203,225 84,890,259
Inhibikase Therapeutics, Inc.
(a)
............ 3,027,424 6,145,671
Inhibrx Biosciences, Inc.
(a)
............... 245,570 23,267,758
Intellia Therapeutics, Inc.
(a)
.............. 3,545,668 59,992,703
Invivyd, Inc.
(a)
....................... 5,405,081 4,715,393
Iovance Biotherapeutics, Inc.
(a)
............ 10,414,760 43,325,402
Ironwood Pharmaceuticals, Inc. , Class A
(a)
.... 4,287,901 18,052,063
Jade Biosciences, Inc.
(a)
................ 857,152 19,045,917
Janux Therapeutics, Inc. ................ 1,134,508 17,426,043
Kailera Therapeutics, Inc.
(a)
.............. 1,170,186 25,779,198
Karyopharm Therapeutics, Inc.
(a)
.......... 493,254 4,819,092
Keros Therapeutics, Inc.
(a)
............... 477,727 5,111,679
Kiniksa Pharmaceuticals International plc , Class
A ............................. 1,099,181 70,292,625
Kodiak Sciences, Inc.
(a)
................. 1,036,663 40,388,390
Korro Bio, Inc.
(a)
...................... 266,080 3,506,934
Krystal Biotech, Inc. ................... 674,863 250,826,331
Kura Oncology, Inc.
(a)
.................. 2,230,312 24,466,523
Kymera Therapeutics, Inc.
(a)
.............. 1,617,252 185,450,287
Kyverna Therapeutics, Inc. .............. 1,080,020 9,622,978
Larimar Therapeutics, Inc.
(a)
.............. 1,734,990 5,291,719
Lexeo Therapeutics, Inc.
(a)
............... 1,857,038 8,644,512
Lineage Cell Therapeutics, Inc.
(a)
.......... 4,184,057 5,481,115
Lyell Immunopharma, Inc. ............... 228,317 3,207,854
MacroGenics, Inc. .................... 1,570,084 7,253,788
MannKind Corp.
(a)
.................... 8,039,844 34,249,735
MapLight Therapeutics, Inc.
(a)
............. 269,354 9,653,647
MeiraGTx Holdings plc
(a)
................ 1,557,080 21,036,151
MiMedx Group, Inc.
(a)
.................. 3,188,485 12,275,667
Mineralys Therapeutics, Inc.
(a)
............ 1,504,222 40,583,910
Minerva Neurosciences, Inc. ............. 655,357 3,637,231
Mirum Pharmaceuticals, Inc.
(a)
............ 1,226,075 143,536,600
Monopar Therapeutics, Inc.
(a)
............. 119,393 11,054,598
Monte Rosa Therapeutics, Inc.
(a)
........... 1,939,735 46,941,587
Myriad Genetics, Inc. .................. 2,430,381 13,877,476
Neurogene, Inc.
(a)
..................... 298,104 9,375,371
Nkarta, Inc.
(a)
........................ 1,150,898 3,257,041
Novavax, Inc.
(a)
...................... 3,937,377 37,090,091
Nurix Therapeutics, Inc.
(a)
............... 2,521,912 61,181,585
Security
Shares
Shares Value
Biotechnology (continued)
Nuvalent, Inc. , Class A
(a)
................ 1,387,537 $ 171,360,820
Nuvectis Pharma, Inc.
(a)
................ 439,983 8,091,287
Ocugen, Inc.
(a)
....................... 8,772,038 13,421,218
Olema Pharmaceuticals, Inc.
(a)
............ 2,058,609 25,753,199
OnKure Therapeutics, Inc. , Class A
(a)
....... 510,345 2,327,173
Opus Genetics, Inc.
(a)
.................. 1,356,742 5,576,210
Organogenesis Holdings, Inc. , Class A
(a)
..... 1,815,044 4,410,557
ORIC Pharmaceuticals, Inc.
(a)
............ 1,958,853 21,214,378
Oruka Therapeutics, Inc.
(a)
............... 1,319,286 125,556,449
Ovid therapeutics, Inc.
(a)
................ 3,908,483 10,513,819
Palisade Bio, Inc.
(a)
.................... 3,751,409 7,840,445
Palvella Therapeutics, Inc.
(a)
............. 283,269 43,289,169
PDL BioPharma, Inc.
(d)
................. 11,853 —
Perspective Therapeutics, Inc.
(a)
........... 2,663,142 9,081,314
Praxis Precision Medicines, Inc.
(a)
.......... 657,625 220,166,274
Precigen, Inc.
(a)
...................... 4,985,345 28,416,466
Precision BioSciences, Inc.
(a)
............. 453,711 3,566,168
Prelude Therapeutics, Inc.
(a)
.............. 661,914 3,528,002
Prime Medicine, Inc.
(a)
.................. 2,524,074 9,313,833
ProKidney Corp.
(a)
.................... 1,734,257 3,537,884
Protagonist Therapeutics, Inc.
(a)
........... 1,589,287 194,814,800
Protalix BioTherapeutics, Inc.
(a)
........... 1,944,343 4,530,319
Protara Therapeutics, Inc.
(a)
.............. 1,372,422 5,242,652
Prothena Corp. plc
(a)
................... 1,171,419 11,468,192
PTC Therapeutics, Inc.
(a)
................ 2,140,649 174,612,739
Puma Biotechnology, Inc.
(a)
.............. 1,184,126 9,603,262
Recursion Pharmaceuticals, Inc. , Class A
(a)
... 13,213,357 48,493,020
REGENXBIO, Inc.
(a)
................... 1,278,045 15,310,979
Relay Therapeutics, Inc.
(a)
............... 4,240,718 79,343,834
Replimune Group, Inc.
(a)
................ 2,085,369 23,085,035
Rezolute, Inc.
(a)
...................... 2,078,075 10,805,990
Rhythm Pharmaceuticals, Inc.
(a)
........... 1,425,151 158,234,516
Rigel Pharmaceuticals, Inc.
(a)
............. 484,837 18,966,823
Rocket Pharmaceuticals, Inc.
(a)
............ 2,386,261 8,161,013
SAB Biotherapeutics, Inc. ............... 1,059,426 4,131,761
Sagimet Biosciences, Inc. , Class A
(a)
........ 1,506,468 11,644,998
Sana Biotechnology, Inc.
(a)
............... 4,836,669 16,879,975
Sarepta Therapeutics, Inc.
(a)
............. 2,713,526 48,762,062
Savara, Inc.
(a)
....................... 4,027,049 24,806,622
Scholar Rock Holding Corp.
(a)
............ 2,887,136 158,792,480
SELLAS Life Sciences Group, Inc.
(a)
........ 4,957,771 73,176,700
Shattuck Labs, Inc.
(a)
.................. 1,547,738 10,741,302
Sionna Therapeutics, Inc.
(a)
.............. 486,865 21,417,191
Solid Biosciences, Inc.
(a)
................ 2,065,260 20,631,947
Spruce Biosciences, Inc. ................ 67,341 3,636,414
Spyre Therapeutics, Inc.
(a)
............... 1,923,096 170,732,463
Stoke Therapeutics, Inc.
(a)
............... 1,422,148 46,532,683
Surrozen, Inc. ....................... 166,347 4,316,705
Sutro Biopharma, Inc. .................. 370,289 12,293,595
Syndax Pharmaceuticals, Inc.
(a)
........... 2,329,327 50,919,088
Tango Therapeutics, Inc.
(a)
............... 3,662,254 114,482,060
Taysha Gene Therapies, Inc.
(a)
............ 6,282,424 42,783,307
Tectonic Therapeutic, Inc.
(a)
.............. 270,568 9,300,775
Tenax Therapeutics, Inc.
(a)
............... 654,110 9,517,301
TG Therapeutics, Inc.
(a)
................. 3,759,307 206,536,327
Tonix Pharmaceuticals Holding Corp.
(a)
...... 392,274 5,005,416
Travere Therapeutics, Inc.
(a)
.............. 2,308,648 131,154,293
TriSalus Life Sciences, Inc.
(a)
............. 1,123,623 5,112,485
Twist Bioscience Corp.
(a)
................ 1,603,575 164,975,796
Tyra Biosciences, Inc.
(a)
................ 949,844 30,338,017
Ultragenyx Pharmaceutical, Inc.
(a)
.......... 2,516,945 84,040,794
Unicycive Therapeutics, Inc.
(a)
............ 619,912 2,907,387
Upstream Bio, Inc.
(a)
................... 926,574 6,411,892
UroGen Pharma Ltd.
(a)
................. 1,114,638 41,018,678
Vanda Pharmaceuticals, Inc.
(a)
............ 1,412,180 8,642,542

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Vaxcyte, Inc.
(a)
....................... 3,439,839 $ 199,957,841
Vera Therapeutics, Inc. , Class A
(a)
.......... 1,674,671 71,860,133
Veracyte, Inc.
(a)
...................... 2,092,327 122,882,365
Verastem, Inc.
(a)
...................... 2,078,546 7,940,046
Vericel Corp.
(a)
....................... 1,345,670 59,868,858
Vir Biotechnology, Inc.
(a)
................ 3,173,919 32,342,235
Viridian Therapeutics, Inc.
(a)
.............. 2,362,629 43,401,495
Vor BioPharma, Inc. ................... 1,009,456 18,584,085
Voyager Therapeutics, Inc.
(a)
............. 1,384,253 4,844,885
Whitehawk Therapeutics, Inc.
(a)
........... 738,526 3,382,449
X4 Pharmaceuticals, Inc. ................ 1,918,801 8,960,801
Xencor, Inc.
(a)
....................... 1,829,370 29,452,857
Xenon Pharmaceuticals, Inc.
(a)
............ 2,534,626 152,990,025
XOMA Royalty Corp.
(a)
................. 243,958 10,368,215
Z Squared, Inc.
(a)
..................... 1,121,767 11,868,295
Zenas Biopharma, Inc.
(a)
................ 749,307 19,017,412
Zentalis Pharmaceuticals, Inc. ............ 1,246,078 6,043,478
Zura Bio Ltd. , Class A
(a)
................. 1,467,000 8,655,300
Zymeworks, Inc.
(a)
.................... 1,215,092 31,762,505
8,865,326,249
Broadline Retail — 0.1%
1stdibs.com, Inc.
(b)
.................... 506,546 2,482,075
Groupon, Inc. , Class A
(a) (b)
............... 625,523 15,050,083
Kohl's Corp. ........................ 2,891,240 51,232,773
Pattern Group, Inc. , Class A
(b)
............ 860,878 21,685,517
Savers Value Village, Inc.
(a) (b)
............. 985,077 9,939,427
100,389,875
Building Products — 1.2%
Apogee Enterprises, Inc. ................ 561,234 25,670,843
AZZ, Inc. .......................... 778,358 120,684,408
CSW Industrials, Inc.
(a)
................. 422,853 117,679,990
Gibraltar Industries, Inc.
(a) (b)
.............. 787,263 35,505,561
Griffon Corp. ........................ 1,003,787 97,899,346
Insteel Industries, Inc. .................. 494,232 14,925,807
Janus International Group, Inc.
(a) (b)
......... 3,500,706 19,428,918
Masterbrand, Inc.
(a) (b)
.................. 5,304,804 54,586,433
Quanex Building Products Corp. ........... 1,208,145 22,495,660
Resideo Technologies, Inc.
(a) (b)
............ 3,596,878 111,862,906
Tecnoglass, Inc. ...................... 673,768 31,539,080
UFP Industries, Inc. ................... 1,479,832 134,279,956
Zurn Elkay Water Solutions Corp. .......... 3,906,591 197,400,043
983,958,951
Capital Markets — 1.8%
Acadian Asset Management, Inc. .......... 731,408 52,310,300
AlTi Global, Inc. , Class A
(a) (b)
............. 1,226,614 4,428,076
Artisan Partners Asset Management, Inc. , Class
A ............................. 1,687,699 58,276,246
Bakkt, Inc. , Class A
(a) (b)
................. 838,979 6,552,426
BGC Group, Inc. , Class A ............... 9,747,051 104,195,975
BRC Group Holdings, Inc.
(b)
.............. 644,003 5,177,784
Chaince Digital Holdings, Inc.
(a) (b)
.......... 1,592,351 6,958,574
Cohen & Steers, Inc. .................. 735,105 55,970,895
DigitalBridge Group, Inc. , Class A .......... 4,623,133 72,953,039
Donnelley Financial Solutions, Inc.
(a) (b)
....... 650,062 27,270,101
GCM Grosvenor, Inc. , Class A ............ 1,614,808 19,862,138
Gemini Space Station, Inc. , Class A
(b)
....... 1,119,349 4,768,427
Innventure, Inc.
(a) (b)
.................... 1,491,537 7,562,093
Marex Group plc ..................... 1,637,335 99,795,568
MarketWise, Inc. , Class A ............... 71,282 1,271,671
Miami International Holdings, Inc.
(a) (b)
........ 2,006,179 74,549,612
Moelis & Co. , Class A .................. 1,470,957 96,230,007
Open Lending Corp.
(a) (b)
................. 2,782,119 8,652,390
Patria Investments Ltd. , Class A ........... 1,687,478 18,528,508
Security
Shares
Shares Value
Capital Markets (continued)
Perella Weinberg Partners , Class C ........ 1,856,175 $ 29,624,553
Piper Sandler Cos.
(a)
................... 1,826,397 132,121,559
PJT Partners, Inc. , Class A .............. 636,235 96,033,311
Ridgepost Capital, Inc. , Class A ........... 1,578,709 12,424,440
Silvercrest Asset Management Group, Inc. , Class
A ............................. 263,446 2,663,439
StepStone Group, Inc. , Class A ........... 1,900,174 78,591,197
StoneX Group, Inc.
(a) (b)
................. 1,880,925 222,889,612
Value Line, Inc. ...................... 26,864 1,087,455
Victory Capital Holdings, Inc. , Class A ....... 1,112,048 93,478,755
Virtus Investment Partners, Inc. ........... 166,004 23,821,574
Wealthfront Corp.
(a) (b)
.................. 999,555 8,936,022
Webull Corp.
(a) (b)
..................... 8,854,596 57,731,966
Westwood Holdings Group, Inc. ........... 161,972 3,103,383
WisdomTree, Inc. ..................... 3,463,856 58,677,721
1,546,498,817
Chemicals — 1.9%
AdvanSix, Inc. ....................... 705,798 14,031,264
Alto Ingredients, Inc.
(b)
................. 1,904,267 10,854,322
Ashland, Inc. ........................ 1,206,456 79,493,386
ASP Isotopes, Inc.
(a) (b)
.................. 3,060,148 19,034,121
Aspen Aerogels, Inc.
(a) (b)
................ 1,774,911 11,252,936
Avient Corp. ........................ 2,412,442 89,163,856
Balchem Corp. ...................... 851,376 143,839,975
Cabot Corp. ........................ 1,349,397 122,552,236
Chemours Co. (The) ................... 3,969,332 81,450,693
Core Molding Technologies, Inc.
(a) (b)
......... 205,317 4,845,481
Ecovyst, Inc.
(a) (b)
...................... 2,895,730 36,051,838
Flotek Industries, Inc.
(a) (b)
................ 377,709 8,883,716
FMC Corp. ......................... 3,313,706 38,107,619
Hawkins, Inc.
(a)
...................... 513,366 72,949,309
HB Fuller Co. ....................... 1,460,408 85,127,182
Huntsman Corp. ..................... 4,401,758 46,746,670
Ingevity Corp.
(a) (b)
..................... 931,060 69,522,250
Innospec, Inc. ....................... 657,677 53,528,331
Intrepid Potash, Inc.
(a) (b)
................. 289,309 9,483,549
Koppers Holdings, Inc. ................. 480,815 21,588,593
Kronos Worldwide, Inc. ................. 582,239 3,685,573
LSB Industries, Inc.
(a) (b)
................. 1,567,856 16,948,523
Mativ Holdings, Inc. ................... 1,443,404 10,926,568
Minerals Technologies, Inc. .............. 820,510 60,693,125
Orion SA .......................... 1,444,188 9,574,966
Perimeter Solutions, Inc.
(a) (b)
.............. 3,927,940 140,031,061
PureCycle Technologies, Inc.
(a) (b)
........... 3,814,803 30,938,052
Quaker Chemical Corp. ................ 365,177 58,015,670
Rayonier Advanced Materials, Inc.
(a) (b)
....... 1,641,639 12,903,283
Sensient Technologies Corp. ............. 1,113,786 137,318,676
Solesence, Inc.
(b)
..................... 58,092 42,698
Stepan Co. ......................... 576,716 32,134,615
Trinseo plc ......................... 764,143 1,223
Tronox Holdings plc ................... 3,129,960 19,718,748
Valhi, Inc. .......................... 84,212 1,235,390
1,552,675,498
Commercial Services & Supplies — 1.5%
ABM Industries, Inc. ................... 1,526,311 67,523,998
ACCO Brands Corp. ................... 2,521,792 10,490,655
ACV Auctions, Inc. , Class A
(a) (b)
............ 4,482,983 32,232,648
BrightView Holdings, Inc.
(a) (b)
............. 1,865,281 26,431,032
Brink's Co. (The) ..................... 1,079,831 102,033,231
Casella Waste Systems, Inc. , Class A
(b)
...... 1,651,177 160,114,634
Cimpress plc
(a) (b)
..................... 448,935 45,656,689
Civeo Corp.
(b)
....................... 226,494 7,927,290
CompX International, Inc. , Class A ......... 39,623 986,613

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
CoreCivic, Inc.
(b)
..................... 2,538,739 $ 77,126,891
Deluxe Corp. ........................ 1,194,094 28,514,965
Ennis, Inc. ......................... 667,884 14,192,535
Enviri Corp.
(a) (b)
...................... 689,577 15,136,222
GEO Group, Inc. (The)
(b)
................ 3,308,277 97,759,585
Healthcare Services Group, Inc.
(a) (b)
......... 1,827,382 44,880,502
HNI Corp. .......................... 1,896,887 76,653,204
Interface, Inc. , Class A
(a)
................ 1,535,670 55,038,413
Liquidity Services, Inc.
(a) (b)
............... 622,057 24,334,870
MillerKnoll, Inc. ...................... 1,824,669 37,332,728
Mobile Infrastructure Corp. , Class A
(b)
....... 11,408 15,743
NLI Holdings, Inc. .................... 189,121 1,125,270
Onterris, Inc.
(a) (b)
...................... 894,449 18,076,814
OPENLANE, Inc.
(a) (b)
................... 2,758,668 113,767,468
Perma-Fix Environmental Services, Inc.
(a) (b)
... 462,927 6,615,227
Pitney Bowes, Inc. .................... 2,299,446 40,286,294
Quad/Graphics, Inc. , Class A ............. 851,265 7,176,164
UniFirst Corp.
(a)
...................... 382,001 101,023,984
Vestis Corp.
(b)
....................... 2,452,084 35,604,260
Virco Mfg. Corp. ..................... 17,924 110,053
1,248,167,982
Communications Equipment — 1.1%
(b)
ADTRAN Holdings, Inc.
(a)
............... 2,020,648 28,087,007
Aviat Networks, Inc.
(a)
.................. 302,063 6,705,799
BK Technologies Corp.
(a)
................ 78,251 6,728,021
Calix, Inc.
(a)
......................... 1,546,257 57,706,311
Clearfield, Inc.
(a)
...................... 299,574 11,920,050
Digi International, Inc.
(a)
................. 982,619 73,647,294
Extreme Networks, Inc.
(a)
................ 3,355,158 108,606,465
Harmonic, Inc.
(a)
...................... 2,915,440 47,609,135
Inseego Corp.
(a)
...................... 336,492 3,475,962
KVH Industries, Inc. ................... 290,641 2,880,252
Lantronix, Inc. ....................... 922,682 5,425,370
NETGEAR, Inc.
(a)
..................... 692,848 16,178,001
NetScout Systems, Inc.
(a)
............... 1,845,016 80,350,447
Ondas, Inc.
(a)
........................ 12,606,054 103,873,885
Ribbon Communications, Inc.
(a)
........... 2,457,045 5,749,485
Viasat, Inc. ......................... 3,280,752 294,644,337
Vistance Networks, Inc. ................. 5,747,952 73,458,827
927,046,648
Construction & Engineering — 2.0%
Ameresco, Inc. , Class A
(a) (b)
.............. 861,352 23,773,315
Arcosa, Inc.
(a)
....................... 1,279,593 185,912,067
Argan, Inc.
(a)
........................ 354,950 283,445,323
Bowman Consulting Group Ltd.
(a) (b)
......... 368,802 10,769,018
Cardinal Infrastructure Group, Inc. , Class A
(a) (b)
. 441,765 41,614,263
Centuri Holdings, Inc.
(a) (b)
................ 2,315,997 70,035,749
Concrete Pumping Holdings, Inc.
(b)
......... 557,781 6,721,261
Construction Partners, Inc. , Class A
(a) (b)
...... 1,249,587 148,413,448
Fluor Corp.
(a) (b)
....................... 3,710,973 194,417,875
Granite Construction, Inc. ............... 1,153,053 182,274,618
INNOVATE Corp.
(a) (b)
................... 124,692 2,328,000
Legence Corp. , Class A
(a) (b)
.............. 1,517,550 129,340,787
Limbach Holdings, Inc.
(a) (b)
............... 291,086 22,413,622
Matrix Service Co.
(a) (b)
.................. 710,187 9,729,562
MYR Group, Inc.
(a) (b)
................... 404,498 202,410,799
NWPX Infrastructure, Inc.
(a) (b)
............. 251,867 37,764,938
Orion Group Holdings, Inc.
(a) (b)
............ 1,028,507 17,299,488
Southland Holdings, Inc.
(b)
............... 3,386 2,247
Tutor Perini Corp. .................... 1,184,475 98,275,891
1,666,942,271
Security
Shares
Shares Value
Construction Materials — 0.2%
(a)
Knife River Corp.
(b)
.................... 1,499,397 $ 125,424,559
Smith-Midland Corp.
(b)
................. 71,921 2,085,709
Titan America SA ..................... 680,011 12,689,005
United States Lime & Minerals, Inc. ......... 286,086 29,944,622
170,143,895
Consumer Finance — 1.2%
Atlanticus Holdings Corp.
(a) (b)
............. 131,475 13,443,319
Bread Financial Holdings, Inc. ............ 536,041 58,080,042
Consumer Portfolio Services, Inc.
(a) (b)
........ 244,997 2,350,746
Dave, Inc. , Class A
(a) (b)
................. 265,090 98,769,883
Encore Capital Group, Inc.
(a) (b)
............ 547,360 51,063,214
Enova International, Inc.
(a) (b)
.............. 629,215 151,470,927
FirstCash Holdings, Inc. ................ 1,064,241 230,216,613
Green Dot Corp. , Class A
(a) (b)
............. 1,487,760 20,099,638
Happen, Inc.
(a) (b)
...................... 2,960,518 61,401,143
Jefferson Capital, Inc. .................. 626,946 12,206,639
LendingTree, Inc.
(a) (b)
.................. 304,335 13,478,997
Medallion Financial Corp. ............... 506,780 5,174,224
Navient Corp. ....................... 1,658,197 14,111,256
Nelnet, Inc. , Class A ................... 386,238 51,497,113
NerdWallet, Inc. , Class A
(a) (b)
............. 855,495 7,913,329
Oportun Financial Corp.
(a) (b)
.............. 1,136,546 6,489,678
OppFi, Inc. , Class A
(b)
.................. 713,127 7,081,351
PRA Group, Inc.
(a) (b)
................... 1,008,911 19,159,220
PROG Holdings, Inc. .................. 1,022,924 47,678,488
Regional Management Corp. ............. 251,424 10,358,669
Upstart Holdings, Inc.
(a) (b)
................ 2,209,856 78,295,198
World Acceptance Corp.
(a) (b)
.............. 67,210 15,043,614
975,383,301
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The) .................. 866,005 59,234,742
Chefs' Warehouse, Inc. (The)
(a) (b)
.......... 973,591 93,562,095
Grocery Outlet Holding Corp.
(a) (b)
........... 2,473,759 24,688,115
HF Foods Group, Inc.
(b)
................. 18,219 25,689
Ingles Markets, Inc. , Class A ............. 391,944 34,718,400
Natural Grocers by Vitamin Cottage, Inc. ..... 344,425 10,684,063
PriceSmart, Inc. ...................... 680,886 133,004,271
United Natural Foods, Inc.
(a) (b)
............ 1,601,541 73,142,377
Village Super Market, Inc. , Class A ......... 242,219 10,216,797
Weis Markets, Inc. .................... 330,118 25,851,541
Yesway, Inc. , Class A
(b)
................. 380,199 7,718,040
472,846,130
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA ............. 3,661,388 17,354,979
Greif, Inc. , Class A, NVS ................ 632,729 47,131,984
Greif, Inc. , Class B .................... 129,267 12,091,635
Myers Industries, Inc. .................. 990,571 34,977,062
O-I Glass, Inc.
(a) (b)
..................... 4,033,764 38,845,147
Ranpak Holdings Corp. , Class A
(a) (b)
........ 1,274,904 9,319,548
TriMas Corp.
(a)
....................... 721,110 32,471,583
192,191,938
Distributors — 0.1%
GigaCloud Technology, Inc. , Class A
(a) (b)
...... 672,676 21,256,561
Gold.com, Inc. ....................... 527,885 21,965,295
Weyco Group, Inc. .................... 144,508 5,683,500
48,905,356
Diversified Consumer Services — 1.1%
American Public Education, Inc.
(a) (b)
......... 477,768 25,656,142
Carriage Services, Inc. , Class A ........... 377,861 14,487,191
Coursera, Inc.
(a) (b)
..................... 5,778,193 32,589,009
Covista, Inc.
(a) (b)
...................... 889,491 110,883,948
Driven Brands Holdings, Inc.
(a) (b)
........... 1,588,126 22,138,476

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Consumer Services (continued)
Frontdoor, Inc.
(a) (b)
.................... 1,850,189 $ 143,556,164
Graham Holdings Co. , Class B ............ 82,381 94,031,321
KinderCare Learning Cos., Inc.
(a) (b)
......... 846,628 3,598,169
Laureate Education, Inc.
(a) (b)
.............. 3,159,590 114,756,309
Lincoln Educational Services Corp.
(a) (b)
....... 793,933 39,617,257
Matthews International Corp. , Class A ....... 781,625 21,041,345
McGraw Hill, Inc.
(a) (b)
................... 670,181 6,346,614
OneSpaWorld Holdings Ltd. .............. 2,417,222 68,262,349
Perdoceo Education Corp. ............... 1,566,138 50,116,416
Phoenix Education Partners, Inc.
(a)
......... 142,702 4,687,761
Strategic Education, Inc. ................ 570,790 43,733,930
Stride, Inc.
(a) (b)
....................... 1,092,422 94,210,473
Universal Technical Institute, Inc.
(a) (b)
........ 1,258,200 53,813,214
943,526,088
Diversified REITs — 0.5%
AH Realty Trust, Inc. .................. 2,062,859 14,605,042
Alpine Income Property Trust, Inc. ......... 399,827 8,300,409
American Assets Trust, Inc. .............. 1,285,882 31,748,427
Broadstone Net Lease, Inc. .............. 5,031,493 104,000,960
CTO Realty Growth, Inc. ................ 881,879 18,969,217
Essential Properties Realty Trust, Inc. ....... 5,699,146 170,119,508
Gladstone Commercial Corp. ............. 1,290,432 15,872,314
Global Net Lease, Inc. ................. 4,998,243 44,684,292
Modiv Industrial, Inc. , Class C ............ 258,391 4,496,003
NexPoint Diversified Real Estate Trust ...... 994,585 5,161,896
417,958,068
Diversified Telecommunication Services — 0.5%
Anterix, Inc.
(a) (b)
...................... 299,832 30,864,706
ATN International, Inc. ................. 255,528 6,768,937
Bandwidth, Inc. , Class A
(a) (b)
.............. 766,329 48,508,626
Cogent Communications Holdings, Inc.
(a)
..... 1,285,936 17,848,792
IDT Corp. , Class B
(a)
................... 425,570 24,751,151
Liberty Capital Corp. , Class A
(a) (b)
.......... 102,123 2,236,493
Liberty Capital Corp. , Class C, NVS
(a) (b)
...... 824,382 17,773,676
Liberty Latin America Ltd. , Class A
(b)
........ 860,405 6,745,575
Liberty Latin America Ltd. , Class C, NVS
(a) (b)
... 3,291,923 25,644,080
Lumen Technologies, Inc.
(a) (b)
............. 25,123,176 192,945,992
Shenandoah Telecommunications Co. ....... 1,280,797 19,314,419
Uniti Group, Inc.
(a)
.................... 4,463,553 51,196,953
444,599,400
Electric Utilities — 0.7%
Genie Energy Ltd. , Class B .............. 543,401 7,852,144
Hawaiian Electric Industries, Inc.
(a) (b)
........ 4,341,753 58,743,918
MGE Energy, Inc. ..................... 972,878 79,328,472
Otter Tail Corp. ...................... 1,009,885 90,869,452
Portland General Electric Co. ............. 3,054,726 158,326,449
TXNM Energy, Inc. .................... 2,692,734 152,893,437
548,013,872
Electrical Equipment — 1.4%
Allient, Inc. ......................... 390,931 40,238,528
American Superconductor Corp.
(a) (b)
........ 1,229,988 51,056,802
Amprius Technologies, Inc.
(a) (b)
............ 3,603,298 49,941,710
Array Technologies, Inc.
(a) (b)
.............. 3,701,290 27,426,559
Atkore, Inc. ......................... 899,529 68,400,185
Babcock & Wilcox Enterprises, Inc.
(a) (b)
....... 3,495,651 49,288,679
ChargePoint Holdings, Inc.
(b)
............. 590,642 3,490,694
Energous Corp.
(b)
..................... 115,254 2,771,859
Energy Vault Holdings, Inc.
(a) (b)
............ 3,609,232 16,999,483
EnerSys
(a)
.......................... 961,642 224,851,132
Enovix Corp.
(a) (b)
...................... 5,180,987 31,448,591
Eos Energy Enterprises, Inc. , Class A
(a) (b)
..... 9,009,311 52,974,749
Espey Mfg. & Electronics Corp. ........... 46,449 3,128,340
Security
Shares
Shares Value
Electrical Equipment (continued)
Fluence Energy, Inc. , Class A
(a) (b)
.......... 2,307,098 $ 45,865,108
FuelCell Energy, Inc.
(b)
................. 1,421,620 51,192,536
GrafTech International Ltd.
(a) (b)
............ 402,786 2,380,465
Hyliion Holdings Corp.
(a) (b)
............... 3,370,799 17,561,863
LSI Industries, Inc. .................... 864,403 22,975,832
NANO Nuclear Energy, Inc.
(a) (b)
............ 1,140,452 24,109,155
Net Power, Inc. , Class A
(a) (b)
.............. 1,065,557 1,779,480
NuScale Power Corp. , Class A
(a) (b)
.......... 8,514,219 85,397,617
Plug Power, Inc.
(a) (b)
................... 35,849,180 97,151,278
Power Solutions International, Inc.
(a) (b)
....... 228,718 8,894,843
Preformed Line Products Co.
(a)
............ 66,628 27,354,792
SES AI Corp. , Class A
(b)
................ 6,410,954 6,155,798
Shoals Technologies Group, Inc. , Class A
(a) (b)
.. 4,464,118 44,194,768
Sunrun, Inc.
(a) (b)
...................... 6,124,003 81,939,160
Tigo Energy, Inc.
(b)
.................... 949,876 2,213,211
1,141,183,217
Electronic Equipment, Instruments & Components — 2.8%
908 Devices, Inc.
(a) (b)
................... 761,765 6,627,356
Aeva Technologies, Inc.
(a) (b)
.............. 743,503 21,353,406
Arlo Technologies, Inc.
(a) (b)
............... 2,819,189 38,002,668
Badger Meter, Inc. .................... 777,309 115,337,109
Bel Fuse, Inc. , Class A
(a)
................ 45,689 13,306,008
Bel Fuse, Inc. , Class B, NVS
(a)
............ 319,676 106,464,895
Belden, Inc.
(a)
....................... 1,017,385 121,994,635
Benchmark Electronics, Inc. ............. 931,457 91,906,862
Climb Global Solutions, Inc. .............. 454,481 10,548,504
Crane NXT Co. ...................... 1,302,395 66,630,528
CTS Corp.
(a)
........................ 744,479 48,532,586
Daktronics, Inc.
(b)
..................... 1,039,913 20,340,698
ePlus, Inc. ......................... 685,030 57,015,047
Evolv Technologies Holdings, Inc.
(a) (b)
....... 4,279,031 24,818,380
Forward Industries, Inc.
(a) (b)
.............. 1,535,307 6,478,996
Frequency Electronics, Inc.
(a) (b)
............ 177,833 11,799,220
Insight Enterprises, Inc.
(a) (b)
.............. 744,093 90,630,527
Itron, Inc.
(a) (b)
........................ 1,167,363 101,011,920
Kimball Electronics, Inc.
(a) (b)
.............. 635,754 16,275,302
Knowles Corp.
(a) (b)
.................... 2,220,229 92,095,099
LightPath Technologies, Inc. , Class A
(b)
...... 1,442,365 23,582,668
Lightwave Logic, Inc.
(a) (b)
................ 4,191,185 39,648,610
Methode Electronics, Inc. ............... 928,066 17,605,412
Mirion Technologies, Inc. , Class A
(a) (b)
....... 6,322,690 113,365,832
Motomova, Inc.
(b) (d)
.................... 26,106 —
M-Tron Industries, Inc.
(a) (b)
............... 109,768 10,883,497
Napco Security Technologies, Inc. ......... 902,187 34,265,062
nLight, Inc.
(a) (b)
....................... 1,462,065 101,788,965
Novanta, Inc.
(a) (b)
..................... 937,156 152,044,190
OSI Systems, Inc.
(a) (b)
.................. 418,045 91,426,442
Ouster, Inc. , Class A
(a) (b)
................ 1,640,902 102,589,193
PC Connection, Inc. ................... 333,058 24,309,903
Plexus Corp.
(b)
....................... 699,930 210,447,953
Powerfleet, Inc.
(a) (b)
.................... 3,310,485 12,679,158
RF Industries Ltd.
(b)
................... 215,974 4,580,809
Richardson Electronics Ltd. .............. 317,891 6,043,108
Rogers Corp.
(b)
...................... 468,172 76,653,802
ScanSource, Inc.
(a) (b)
................... 632,367 32,939,997
SmartRent, Inc. , Class A
(a) (b)
.............. 3,810,211 4,534,151
Syntec Optics Holdings, Inc.
(a) (b)
........... 192,994 2,402,775
Unusual Machines, Inc.
(a) (b)
.............. 1,197,341 26,700,704
Vishay Intertechnology, Inc. .............. 3,185,690 171,326,408
Vishay Precision Group, Inc.
(a) (b)
........... 320,133 47,991,138
Vuzix Corp.
(a) (b)
...................... 1,842,431 5,343,050
2,374,322,573

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services — 2.4%
Archrock, Inc. ....................... 4,514,484 $ 183,784,644
Atlas Energy Solutions, Inc. .............. 2,170,661 36,054,679
Borr Drilling Ltd.
(a) (b)
................... 6,166,568 25,467,926
Bristow Group, Inc. , Class A ............. 694,649 28,702,897
Cactus, Inc. , Class A .................. 1,842,372 94,384,718
Core Laboratories, Inc.
(a)
................ 1,220,479 14,218,580
Energy Services of America Corp. ......... 361,091 6,983,500
Expro Group Holdings NV
(a) (b)
............. 2,179,600 32,192,692
Flowco Holdings, Inc. , Class A ............ 926,501 19,771,531
Forum Energy Technologies, Inc.
(a) (b)
........ 280,556 14,092,328
Helix Energy Solutions Group, Inc.
(a) (b)
....... 3,670,658 32,081,551
Helmerich & Payne, Inc. ................ 2,542,507 83,241,679
HMH Holding, Inc. , Class A
(a) (b)
............ 256,119 4,799,670
Innovex International, Inc.
(a) (b)
............. 1,182,605 29,328,604
Kodiak Gas Services, Inc. ............... 2,610,416 196,120,554
Liberty Energy, Inc. , Class A ............. 4,170,142 109,216,019
Nabors Industries Ltd.
(a) (b)
............... 370,674 31,140,323
National Energy Services Reunited Corp.
(a) (b)
.. 1,589,637 47,577,835
Natural Gas Services Group, Inc. .......... 296,762 12,802,313
Noble Corp. plc ...................... 3,322,982 123,947,229
Oceaneering International, Inc.
(a) (b)
......... 2,602,439 105,450,828
Oil States International, Inc.
(b)
............. 1,492,884 11,958,001
Patterson-UTI Energy, Inc. .............. 9,087,401 83,422,341
ProFrac Holding Corp. , Class A
(a) (b)
......... 764,358 4,440,920
ProPetro Holding Corp.
(a) (b)
.............. 2,628,429 37,691,672
Ranger Energy Services, Inc. , Class A ....... 509,352 8,154,726
RPC, Inc. .......................... 2,690,446 15,685,300
SEACOR Marine Holdings, Inc.
(a) (b)
......... 549,899 4,206,727
Seadrill Ltd.
(a) (b)
...................... 1,661,994 62,856,613
Select Water Solutions, Inc. , Class A ........ 2,988,447 59,709,171
Smart Sand, Inc. ..................... 727,949 3,647,024
Solaris Energy Infrastructure, Inc. , Class A
(a)
... 1,379,604 111,002,938
TETRA Technologies, Inc.
(a) (b)
............. 3,411,473 38,651,989
Tidewater, Inc.
(a) (b)
.................... 1,309,506 87,252,385
Transocean Ltd.
(a) (b)
................... 25,518,862 124,787,235
Valaris Ltd.
(a) (b)
....................... 1,486,027 107,885,560
1,992,712,702
Entertainment — 0.8%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
. 16,321,246 31,010,367
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
..... 188,873 10,635,439
Atlanta Braves Holdings, Inc. , Class C, NVS
(a) (b)
1,287,694 66,831,318
Cinemark Holdings, Inc. ................ 2,751,920 87,318,422
CuriosityStream, Inc. , Class A ............ 1,182,103 3,144,394
IMAX Corp.
(a) (b)
...................... 1,208,414 48,167,382
Lionsgate Studios Corp.
(a) (b)
.............. 5,221,951 79,948,070
Madison Square Garden Entertainment Corp. ,
Class A
(a) (b)
....................... 1,030,260 83,337,731
Marcus Corp. (The) ................... 609,619 14,301,662
Playtika Holding Corp. ................. 1,538,796 5,724,321
Reservoir Media, Inc.
(a) (b)
................ 492,995 4,875,720
Sphere Entertainment Co. , Class A
(a) (b)
....... 716,124 123,910,936
Starz Entertainment Corp.
(a) (b)
............. 325,365 9,390,034
Stubhub Holdings, Inc. , Class A
(a) (b)
......... 5,835,294 75,100,234
643,696,030
Financial Services — 2.1%
Acacia Research Corp.
(a) (b)
............... 902,577 4,206,009
Alerus Financial Corp. ................. 619,772 19,274,909
Better Home & Finance Holding Co. , Class A
(a) (b)
216,834 5,962,935
Bladex, Inc. , Class E .................. 793,147 48,754,746
Burford Capital Ltd. ................... 5,474,237 22,444,372
Cannae Holdings, Inc. ................. 1,051,919 15,147,634
Cass Information Systems, Inc. ........... 353,687 18,151,217
Compass Diversified Holdings
(b)
........... 1,810,435 19,299,237
Security
Shares
Shares Value
Financial Services (continued)
Dlocal Ltd. , Class A ................... 2,413,480 $ 31,363,173
Enact Holdings, Inc. ................... 790,682 36,142,074
Essent Group Ltd. .................... 2,358,761 151,621,157
EVERTEC, Inc. ...................... 1,613,377 44,819,613
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 243,485 48,519,256
Finance of America Cos., Inc. , Class A
(a) (b)
.... 138,507 3,811,713
Flywire Corp.
(a) (b)
..................... 3,101,503 54,493,408
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 3,332,415 130,130,806
International Money Express, Inc.
(a) (b)
........ 771,752 11,151,816
Jackson Financial, Inc. , Class A ........... 1,565,922 160,334,754
loanDepot, Inc. , Class A
(a) (b)
.............. 3,117,875 3,897,344
Marqeta, Inc. , Class A
(a) (b)
............... 9,055,605 36,765,756
Merchants Bancorp
(a)
.................. 677,389 33,869,450
NCR Atleos Corp.
(a) (b)
.................. 1,911,852 82,993,495
NewtekOne, Inc. ..................... 796,795 11,800,534
NMI Holdings, Inc. , Class A
(b)
............. 1,985,976 81,603,754
Onity Group, Inc.
(a) (b)
................... 189,582 7,535,884
Pagseguro Digital Ltd. , Class A ........... 4,310,744 39,012,233
Paymentus Holdings, Inc. , Class A
(a) (b)
....... 1,558,613 37,656,090
Payoneer Global, Inc.
(a) (b)
................ 6,721,337 47,855,919
Paysafe Ltd.
(a) (b)
...................... 755,967 5,647,073
Paysign, Inc.
(b)
....................... 1,203,004 9,852,603
PennyMac Financial Services, Inc. ......... 788,293 68,660,320
Priority Technology Holdings, Inc.
(a) (b)
........ 978,331 6,525,468
Radian Group, Inc. .................... 3,532,363 133,064,114
Remitly Global, Inc.
(a) (b)
................. 4,046,135 90,673,885
Repay Holdings Corp. , Class A
(a) (b)
......... 1,822,385 7,654,017
Security National Financial Corp. , Class A
(a) (b)
.. 393,498 3,812,996
Sezzle, Inc.
(a) (b)
...................... 423,647 72,710,535
StoneCo Ltd. , Class A
(a)
................ 5,997,535 65,013,279
Velocity Financial, Inc.
(a) (b)
............... 323,941 5,979,951
Walker & Dunlop, Inc. .................. 895,439 48,980,513
Waterstone Financial, Inc. ............... 424,819 8,806,498
1,736,000,540
Food Products — 0.5%
Alico, Inc. .......................... 141,832 5,867,590
B&G Foods, Inc. ..................... 2,058,264 8,191,891
BRC, Inc. , Class A
(a) (b)
.................. 2,313,058 2,567,494
Cal-Maine Foods, Inc. .................. 1,130,298 91,056,807
Del Monte Corp. ..................... 877,439 24,489,322
Dole plc ........................... 2,030,948 27,864,607
Flowers Foods, Inc. ................... 4,989,634 39,418,109
Forafric Global plc
(a) (b)
.................. 74,669 752,664
J & J Snack Foods Corp. ................ 399,817 29,366,559
John B Sanfilippo & Son, Inc. ............. 210,399 18,092,210
Lifeway Foods, Inc.
(a) (b)
................. 142,644 4,256,497
Limoneira Co. ....................... 399,425 5,244,450
Mama's Creations, Inc.
(b)
................ 977,385 17,446,322
Marzetti Co. (The) .................... 522,515 59,650,312
Mission Produce, Inc.
(a) (b)
................ 1,485,320 17,511,923
Once Upon a Farm PBC
(a) (b)
.............. 312,582 6,401,679
Seneca Foods Corp. , Class A
(a) (b)
.......... 119,318 20,754,173
Simply Good Foods Co. (The)
(a) (b)
.......... 2,199,757 29,212,773
Utz Brands, Inc. , Class A ................ 1,937,829 14,921,283
Vital Farms, Inc.
(a) (b)
................... 951,892 11,070,504
Westrock Coffee Co.
(a) (b)
................ 972,162 7,884,234
442,021,403
Gas Utilities — 1.0%
Brookfield Infrastructure Corp. , Class A ...... 3,303,355 127,179,167
Chesapeake Utilities Corp. .............. 624,060 76,434,869
New Jersey Resources Corp. ............. 2,658,944 149,007,222

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Gas Utilities (continued)
Northwest Natural Holding Co. ............ 1,126,024 $ 55,242,737
ONE Gas, Inc. ....................... 1,648,055 127,015,599
RGC Resources, Inc. .................. 169,391 4,048,445
Southwest Gas Holdings, Inc. ............ 1,908,297 169,227,778
Spire, Inc. .......................... 1,530,973 119,553,682
827,709,499
Ground Transportation — 0.4%
ArcBest Corp.
(a)
...................... 578,022 82,969,278
Covenant Logistics Group, Inc. , Class A ...... 413,481 18,267,591
FTAI Infrastructure, Inc. ................. 2,834,717 13,153,087
Heartland Express, Inc. ................. 1,003,895 15,279,282
Hertz Global Holdings, Inc.
(a) (b)
............ 3,356,138 7,601,652
Marten Transport Ltd. .................. 1,532,361 26,586,463
PAMT Corp.
(a) (b)
...................... 145,472 2,038,063
Proficient Auto Logistics, Inc.
(a) (b)
........... 632,544 4,307,625
RXO, Inc.
(a) (b)
........................ 4,331,521 119,506,664
Universal Logistics Holdings, Inc. .......... 181,048 2,679,510
Werner Enterprises, Inc. ................ 1,595,470 69,578,447
361,967,662
Health Care Equipment & Supplies — 2.7%
Accuray, Inc.
(b)
....................... 301,443 77,712
Acme United Corp. .................... 79,465 3,792,070
Alphatec Holdings, Inc.
(a) (b)
............... 3,242,951 28,051,526
AngioDynamics, Inc.
(a) (b)
................ 978,952 12,736,165
Anteris Technologies Global Corp.
(a) (b)
....... 2,151,082 21,188,158
Artivion, Inc.
(a) (b)
...................... 1,193,779 26,824,214
AtriCure, Inc.
(a) (b)
..................... 1,304,500 36,499,910
Avanos Medical, Inc.
(a) (b)
................ 1,198,695 29,823,532
AxoGen, Inc.
(a) (b)
..................... 1,382,001 63,834,626
Beta Bionics, Inc.
(a) (b)
.................. 1,068,922 16,750,008
Bioventus, Inc. , Class A
(a) (b)
.............. 1,260,568 11,899,762
Butterfly Network, Inc. , Class A
(a) (b)
......... 5,436,196 45,772,770
CapsoVision, Inc.
(a) (b)
.................. 836,032 6,337,123
Carlsmed, Inc.
(a) (b)
.................... 214,328 2,224,725
Ceribell, Inc.
(a) (b)
...................... 718,919 13,982,975
Cerus Corp.
(a) (b)
...................... 5,214,320 15,225,814
ClearPoint Neuro, Inc.
(a) (b)
............... 741,246 13,223,829
CONMED Corp. ...................... 811,336 26,555,027
CVRx, Inc.
(a) (b)
....................... 373,818 1,921,424
Delcath Systems, Inc.
(a) (b)
............... 761,717 9,590,017
DENTSPLY SIRONA, Inc. ............... 5,334,340 56,597,347
Electromed, Inc.
(b)
.................... 171,771 7,265,913
Embecta Corp. ...................... 1,643,305 5,357,174
Enovis Corp.
(a) (b)
...................... 1,517,306 31,408,234
Establishment Labs Holdings, Inc.
(b)
........ 704,260 60,432,551
Glaukos Corp.
(b)
...................... 1,489,324 208,147,922
Haemonetics Corp.
(a) (b)
................. 1,234,093 92,556,975
Hyperfine, Inc. , Class A
(a) (b)
.............. 1,696,899 2,290,814
ICU Medical, Inc.
(a) (b)
................... 638,088 93,543,701
Inogen, Inc.
(a) (b)
...................... 647,597 4,177,001
Inspire Medical Systems, Inc.
(a) (b)
.......... 755,046 33,682,602
Integer Holdings Corp.
(a) (b)
............... 886,008 82,797,448
Integra LifeSciences Holdings Corp.
(a) (b)
...... 1,791,551 32,176,256
iRadimed Corp. ...................... 218,099 20,841,540
IRhythm Holdings, Inc.
(a) (b)
............... 865,386 102,937,665
Kestra Medical Technologies Ltd.
(a) (b)
........ 697,247 17,737,964
KORU Medical Systems, Inc.
(a) (b)
........... 1,147,346 4,818,853
Lantheus Holdings, Inc.
(a) (b)
.............. 1,687,078 187,164,433
LeMaitre Vascular, Inc. ................. 569,795 54,677,528
LENSAR, Inc.
(b)
...................... 8,228 46,982
LivaNova plc
(a) (b)
...................... 1,451,550 119,360,956
Lucid Diagnostics, Inc.
(a) (b)
............... 3,588,823 3,840,041
Merit Medical Systems, Inc.
(a) (b)
............ 1,565,168 108,528,749
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
MiniMed Group, Inc.
(a) (b)
................. 756,817 $ 11,314,414
Neogen Corp.
(a) (b)
..................... 5,804,268 52,180,369
NeuroPace, Inc.
(a) (b)
................... 692,777 11,008,227
Novocure Ltd.
(a) (b)
..................... 2,799,971 42,419,561
Omnicell, Inc.
(a) (b)
..................... 1,197,132 49,704,921
OraSure Technologies, Inc.
(a) (b)
............ 1,761,267 7,855,251
Orchestra BioMed Holdings, Inc.
(a) (b)
........ 835,702 3,606,054
Orthofix Medical, Inc.
(b)
................. 1,036,757 9,475,959
OrthoPediatrics Corp.
(a) (b)
................ 446,993 8,550,976
PROCEPT BioRobotics Corp.
(a) (b)
.......... 1,467,402 33,133,937
Pro-Dex, Inc.
(a) (b)
..................... 53,880 3,154,674
Pulse Biosciences, Inc.
(a) (b)
............... 490,083 13,590,002
QuidelOrtho Corp.
(a) (b)
.................. 1,806,964 31,648,974
RxSight, Inc.
(b)
....................... 1,034,535 4,986,459
Sanara Medtech, Inc.
(a) (b)
................ 75,144 1,772,647
Senseonics Holdings, Inc.
(a) (b)
............. 978,618 5,558,550
Shoulder Innovations, Inc.
(a) (b)
............. 266,232 5,399,185
SI-BONE, Inc.
(a) (b)
..................... 1,147,019 18,719,350
Sight Sciences, Inc.
(a) (b)
................. 1,035,853 5,614,323
STAAR Surgical Co.
(a) (b)
................. 888,858 25,501,336
Stereotaxis, Inc.
(a) (b)
................... 1,644,359 2,828,297
Strive, Inc. , Class A
(a) (b)
................. 1,679,113 18,319,123
Tactile Systems Technology, Inc.
(a) (b)
........ 602,015 17,928,007
Tandem Diabetes Care, Inc.
(a) (b)
........... 1,829,541 27,607,774
TransMedics Group, Inc.
(a) (b)
.............. 896,783 59,564,327
UFP Technologies, Inc.
(a) (b)
............... 199,357 52,855,521
Utah Medical Products, Inc. .............. 67,837 4,679,396
Varex Imaging Corp.
(a) (b)
................ 1,102,161 11,495,539
2,257,173,189
Health Care Providers & Services — 3.0%
Acadia Healthcare Co., Inc.
(b)
............. 2,428,915 71,725,860
Accendra Health, Inc.
(a) (b)
................ 1,935,300 6,618,726
AdaptHealth Corp. , Class A
(a) (b)
............ 2,699,643 28,130,280
Addus HomeCare Corp.
(a) (b)
.............. 487,949 49,024,236
agilon health, Inc.
(a) (b)
.................. 328,291 35,186,229
AirSculpt Technologies, Inc.
(a) (b)
........... 554,144 2,493,648
Alignment Healthcare, Inc.
(a) (b)
............ 4,587,528 109,229,042
AMN Healthcare Services, Inc.
(a) (b)
......... 1,032,527 33,422,899
Ardent Health, Inc.
(a) (b)
.................. 648,343 6,379,695
Astrana Health, Inc.
(a) (b)
................. 1,193,800 55,404,258
Aveanna Healthcare Holdings, Inc.
(a) (b)
....... 2,060,359 17,657,277
BrightSpring Health Services, Inc.
(b)
........ 4,214,592 293,925,646
Brookdale Senior Living, Inc.
(a) (b)
........... 6,193,768 99,657,727
Castle Biosciences, Inc.
(a) (b)
.............. 786,020 18,746,577
Clover Health Investments Corp. , Class A
(a) (b)
.. 10,864,155 56,928,172
Community Health Systems, Inc.
(a) (b)
........ 3,509,760 11,722,598
Concentra Group Holdings Parent, Inc. ...... 3,045,498 90,603,566
CorVel Corp.
(a) (b)
...................... 768,943 48,074,316
Cross Country Healthcare, Inc.
(a) (b)
......... 807,415 10,665,952
Fulgent Genetics, Inc.
(a) (b)
............... 517,115 10,611,200
GeneDx Holdings Corp. , Class A
(a) (b)
........ 526,473 36,142,371
Guardian Pharmacy Services, Inc. , Class A
(a) (b)
. 475,625 19,914,419
HealthEquity, Inc.
(b)
.................... 2,191,294 197,917,674
Hims & Hers Health, Inc. , Class A
(a) (b)
....... 5,580,377 193,471,671
Hinge Health, Inc. , Class A
(a) (b)
............ 1,093,721 90,778,843
InfuSystem Holdings, Inc.
(b)
.............. 439,307 4,239,313
Innovage Holding Corp.
(a) (b)
.............. 586,255 6,947,122
LifeStance Health Group, Inc.
(a) (b)
.......... 5,031,681 53,889,304
Lumexa Imaging Holdings, Inc.
(a) (b)
......... 520,793 5,874,545
National HealthCare Corp. ............... 335,511 70,913,605
NeoGenomics, Inc.
(a) (b)
................. 3,430,048 50,044,400
NRC Health ........................ 309,457 6,674,987
Nutex Health, Inc.
(a) (b)
.................. 132,174 22,587,215
Omada Health, Inc.
(a) (b)
................. 935,872 20,542,390

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Oncology Institute, Inc. (The)
(a) (b)
........... 2,012,881 $ 10,929,944
OPKO Health, Inc.
(a) (b)
.................. 10,539,840 15,809,760
Option Care Health, Inc.
(a) (b)
.............. 4,122,293 86,444,484
PACS Group, Inc.
(a) (b)
.................. 1,222,645 52,133,583
Pediatrix Medical Group, Inc.
(a) (b)
........... 2,190,633 55,488,734
Pennant Group, Inc. (The)
(a) (b)
............ 885,659 32,725,100
Privia Health Group, Inc.
(a) (b)
.............. 3,165,127 81,438,718
Progyny, Inc.
(a) (b)
..................... 1,764,996 50,884,835
RadNet, Inc.
(a) (b)
...................... 1,847,515 113,936,250
SBC Medical Group Holdings, Inc.
(a) (b)
....... 381,087 1,173,748
Sonida Senior Living, Inc.
(a) (b)
............. 735,875 30,023,700
Strata Critical Medical, Inc.
(a) (b)
............ 1,771,930 9,338,071
Surgery Partners, Inc.
(a) (b)
............... 2,097,244 35,233,699
Talkspace, Inc.
(a) (b)
.................... 3,801,410 19,767,332
US Physical Therapy, Inc. ............... 398,397 27,361,906
Viemed Healthcare, Inc.
(a) (b)
.............. 875,226 9,977,576
2,468,813,203
Health Care REITs — 0.7%
CareTrust REIT, Inc. ................... 5,870,476 236,873,707
Chiron Real Estate, Inc. ................ 342,382 12,846,158
Community Healthcare Trust, Inc. .......... 749,796 13,706,271
Diversified Healthcare Trust
(a)
............. 5,880,963 54,692,956
LTC Properties, Inc. ................... 1,284,684 49,396,100
National Health Investors, Inc. ............ 1,255,089 95,713,087
National Healthcare Properties, Inc.
(b)
....... 1,079,434 15,813,708
Sabra Health Care REIT, Inc. ............. 6,597,189 128,711,157
Strawberry Fields REIT, Inc. ............. 201,694 2,773,292
Universal Health Realty Income Trust ....... 346,794 15,210,385
625,736,821
Health Care Technology — 0.3%
Certara, Inc.
(a) (b)
...................... 3,032,159 19,860,641
Claritev Corp. , Class A
(a) (b)
............... 265,995 9,073,089
Evolent Health, Inc. , Class A
(a) (b)
........... 3,004,171 16,282,607
HealthStream, Inc.
(a)
................... 631,823 17,217,177
HeartFlow, Inc.
(a) (b)
.................... 2,089,988 61,320,248
LifeMD, Inc.
(a) (b)
...................... 1,048,744 4,331,313
Phreesia, Inc.
(a) (b)
..................... 1,329,476 13,680,308
Schrodinger, Inc.
(a) (b)
................... 1,495,041 24,294,416
Simulations Plus, Inc.
(b)
................. 452,481 8,284,927
Teladoc Health, Inc.
(a) (b)
................. 4,791,979 40,635,982
TruBridge, Inc.
(a) (b)
.................... 284,790 7,464,346
Waystar Holding Corp.
(a) (b)
............... 2,939,184 60,341,448
282,786,502
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc. .............. 5,682,368 95,520,606
Braemar Hotels & Resorts, Inc. ........... 1,539,460 3,325,234
Chatham Lodging Trust ................. 1,189,523 15,737,389
DiamondRock Hospitality Co. ............. 5,416,085 65,967,915
Park Hotels & Resorts, Inc. .............. 4,876,942 69,496,424
Pebblebrook Hotel Trust
(a)
............... 2,726,733 52,925,888
RLJ Lodging Trust .................... 3,233,688 38,319,203
Ryman Hospitality Properties, Inc. ......... 1,622,149 208,527,254
Service Properties Trust ................ 15,363,393 25,964,134
Summit Hotel Properties, Inc. ............. 2,818,423 19,757,145
Sunstone Hotel Investors, Inc. ............ 4,718,212 54,023,527
Xenia Hotels & Resorts, Inc. ............. 2,423,053 49,333,359
698,898,078
Hotels, Restaurants & Leisure — 2.0%
Accel Entertainment, Inc. , Class A
(a) (b)
....... 1,341,289 16,913,654
Bally's Corp.
(a) (b)
...................... 268,575 3,682,163
Biglari Holdings, Inc. , Class A
(b)
........... 1,188 2,500,360
Biglari Holdings, Inc. , Class B, NVS
(a) (b)
...... 18,928 8,063,896
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
BJ's Restaurants, Inc.
(a) (b)
............... 507,536 $ 30,825,199
Black Rock Coffee Bar, Inc. , Class A
(a) (b)
...... 443,989 3,680,669
Bloomin' Brands, Inc. .................. 2,274,062 20,784,927
Brightstar Lottery plc .................. 2,537,133 27,198,066
Brinker International, Inc.
(a) (b)
............. 1,123,207 188,698,776
Cheesecake Factory, Inc. (The) ........... 1,222,491 97,236,934
Cracker Barrel Old Country Store, Inc. ....... 599,455 31,950,951
Dave & Buster's Entertainment, Inc.
(a) (b)
...... 713,786 8,137,160
Dine Brands Global, Inc.
(a)
............... 343,245 12,322,496
El Pollo Loco Holdings, Inc.
(a) (b)
............ 744,935 12,634,098
First Watch Restaurant Group, Inc.
(a) (b)
....... 1,608,441 20,732,804
Genius Sports Ltd.
(a) (b)
.................. 6,244,967 37,844,500
Global Business Travel Group I
(a) (b)
......... 3,330,450 31,272,925
Hilton Grand Vacations, Inc.
(a) (b)
........... 1,465,040 76,724,145
Inspired Entertainment, Inc.
(a) (b)
............ 686,131 5,660,581
Jack in the Box, Inc.
(a) (b)
................. 471,073 7,447,664
Krispy Kreme, Inc.
(b)
................... 2,105,575 7,432,680
Kura Sushi USA, Inc. , Class A
(a) (b)
.......... 180,732 10,402,934
Life Time Group Holdings, Inc.
(a) (b)
.......... 3,783,254 154,508,093
Lindblad Expeditions Holdings, Inc.
(a) (b)
...... 1,315,474 37,148,986
Marriott Vacations Worldwide Corp. ......... 727,530 74,120,756
Monarch Casino & Resort, Inc. ............ 321,648 42,332,093
Nathan's Famous, Inc. ................. 67,825 6,891,020
Navan, Inc. , Class A
(a) (b)
................. 2,606,219 59,604,229
Papa John's International, Inc. ............ 872,044 32,065,058
Penn Entertainment, Inc.
(a) (b)
............. 3,336,135 71,259,844
Portillo's, Inc. , Class A
(a) (b)
............... 1,752,459 8,306,656
Pursuit Attractions & Hospitality, Inc.
(a) (b)
...... 542,869 30,384,378
RCI Hospitality Holdings, Inc. ............. 187,125 5,112,255
Red Rock Resorts, Inc. , Class A ........... 1,242,561 80,841,019
Rush Street Interactive, Inc. , Class A
(a) (b)
..... 2,587,576 76,954,510
Sabre Corp.
(a) (b)
...................... 9,088,248 18,994,438
Serve Robotics, Inc.
(a) (b)
................. 1,852,841 12,191,694
Shake Shack, Inc. , Class A
(a) (b)
............ 1,033,687 57,907,146
Sharplink, Inc.
(b)
...................... 4,924,814 23,639,107
Six Flags Entertainment Corp.
(a) (b)
.......... 2,537,133 54,040,933
Super Group SGHC Ltd. ................ 4,304,737 58,329,186
Sweetgreen, Inc. , Class A
(a) (b)
............. 2,781,105 24,501,535
Target Hospitality Corp.
(a) (b)
.............. 1,077,717 21,942,318
United Parks & Resorts, Inc.
(a) (b)
........... 510,641 24,378,001
Venu Holding Corp.
(a) (b)
................. 1,040,117 2,361,066
Wendy's Co. (The)
(a)
................... 4,242,698 35,171,966
Xponential Fitness, Inc. , Class A
(a) (b)
........ 919,603 6,363,653
1,681,497,522
Household Durables — 1.7%
Beazer Homes USA, Inc.
(a) (b)
............. 641,763 18,001,452
Cavco Industries, Inc.
(a) (b)
................ 205,025 125,963,260
Century Communities, Inc. .............. 668,037 47,871,531
Champion Homes, Inc.
(a) (b)
............... 1,439,671 126,863,809
Cricut, Inc. , Class A ................... 1,641,958 7,208,196
Dream Finders Homes, Inc. , Class A
(a) (b)
...... 738,334 12,743,645
Ethan Allen Interiors, Inc. ............... 632,798 14,136,707
Flexsteel Industries, Inc. ................ 91,860 6,841,733
GoPro, Inc. , Class A
(b)
.................. 3,408,832 2,652,071
Green Brick Partners, Inc.
(a) (b)
............. 789,124 63,161,485
Hamilton Beach Brands Holding Co. , Class A .. 188,749 4,346,890
Helen of Troy Ltd.
(a) (b)
.................. 608,469 17,688,194
Hovnanian Enterprises, Inc. , Class A
(a) (b)
..... 124,501 17,730,187
Installed Building Products, Inc.
(a)
.......... 616,605 141,720,493
KB Home .......................... 1,584,871 99,197,076
La-Z-Boy, Inc. ....................... 1,063,520 42,668,422
Legacy Housing Corp.
(a) (b)
............... 199,024 5,228,361
Leggett & Platt, Inc. ................... 3,588,997 42,027,155
LGI Homes, Inc.
(a) (b)
................... 542,297 34,533,473

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables (continued)
Lifetime Brands, Inc. ................... 258,381 $ 2,203,990
Lovesac Co. (The)
(a) (b)
.................. 362,876 6,056,400
M/I Homes, Inc.
(a) (b)
.................... 673,037 108,217,619
Meritage Homes Corp. ................. 1,723,906 144,549,518
Newell Brands, Inc. ................... 11,208,210 68,818,409
Sonos, Inc.
(a) (b)
....................... 3,176,673 42,980,386
Taylor Morrison Home Corp. , Class A
(b)
...... 2,460,987 176,551,207
XMAX, Inc.
(b)
........................ 1,595,117 14,499,614
1,394,461,283
Household Products — 0.3%
Central Garden & Pet Co.
(a) (b)
............. 261,026 11,573,893
Central Garden & Pet Co. , Class A, NVS
(a) (b)
... 1,267,714 49,149,272
Energizer Holdings, Inc. ................ 1,641,939 35,203,172
Oil-Dri Corp. of America ................ 259,313 26,504,382
Spectrum Brands Holdings, Inc. ........... 588,286 50,445,524
WD-40 Co. ......................... 356,214 86,787,979
259,664,222
Independent Power and Renewable Electricity Producers — 0.2%
(a)
Hallador Energy Co.
(b)
.................. 920,446 16,006,556
Montauk Renewables, Inc.
(b)
............. 1,699,443 2,651,131
Ormat Technologies, Inc. ................ 1,623,290 176,776,281
195,433,968
Industrial Conglomerates — 0.1%
Brookfield Business Corp. , Class A
(a)
........ 1,776,406 53,025,719
Industrial REITs — 0.4%
Industrial Logistics Properties Trust ......... 1,488,375 13,201,886
Innovative Industrial Properties, Inc. ........ 744,466 46,142,003
LXP Industrial Trust ................... 1,520,172 81,906,868
One Liberty Properties, Inc. .............. 474,986 11,599,158
Terreno Realty Corp. .................. 2,765,347 179,111,525
331,961,440
Insurance — 2.1%
Abacus Global Management, Inc. .......... 726,195 7,777,548
Accelerant Holdings , Class A
(a) (b)
........... 1,576,518 18,476,791
American Coastal Insurance Corp. ......... 848,305 9,416,186
American Integrity Insurance Group, Inc. ..... 345,805 6,511,508
AMERISAFE, Inc. .................... 555,979 18,808,770
Ategrity Specialty Holdings LLC
(a) (b)
......... 248,649 5,977,522
Baldwin Insurance Group, Inc. (The) , Class A
(a) (b)
2,571,130 68,340,635
Bowhead Specialty Holdings, Inc.
(a) (b)
........ 483,584 14,473,669
Citizens, Inc. , Class A
(a) (b)
............... 1,266,064 7,267,207
CNO Financial Group, Inc. ............... 2,386,054 121,641,033
Crawford & Co. , Class A, NVS ............ 590,429 6,654,135
Donegal Group, Inc. , Class A ............. 571,461 10,777,754
Employers Holdings, Inc. ................ 472,650 23,859,372
Exzeo Group, Inc.
(a) (b)
.................. 215,681 3,638,538
F&G Annuities & Life, Inc. ............... 875,498 23,279,492
Genworth Financial, Inc. , Class A
(b)
......... 9,362,278 88,660,773
Goosehead Insurance, Inc. , Class A
(b)
....... 614,741 29,814,939
Greenlight Capital Re Ltd. , Class A
(b)
........ 738,471 11,948,461
Hamilton Insurance Group Ltd. , Class B ..... 1,202,740 40,820,996
HCI Group, Inc. ...................... 291,299 51,050,150
Heritage Insurance Holdings, Inc.
(b)
......... 666,298 17,377,052
Hippo Holdings, Inc.
(a) (b)
................. 529,592 14,966,270
Horace Mann Educators Corp. ............ 1,051,225 54,295,771
Investors Title Co.
(a)
................... 37,651 10,304,326
James River Group Holdings, Inc.
(a)
........ 1,162,049 5,113,016
Kemper Corp. ....................... 1,261,396 34,007,236
Kestrel Group Ltd.
(b)
................... 10,621 95,589
Kingstone Cos., Inc. ................... 338,672 6,444,928
Kingsway Corp.
(a) (b)
.................... 540,608 5,633,135
Lemonade, Inc.
(a) (b)
.................... 1,858,241 120,878,577
Security
Shares
Shares Value
Insurance (continued)
MBIA, Inc.
(a) (b)
....................... 1,243,296 $ 8,106,290
Mercury General Corp. ................. 704,969 75,163,795
Neptune Insurance Holdings, Inc. , Class A
(b)
... 931,174 29,331,981
NI Holdings, Inc.
(b)
.................... 186,306 2,926,867
Octave Specialty Group, Inc.
(a) (b)
........... 1,093,414 6,822,903
Oscar Health, Inc. , Class A
(a) (b)
............ 6,224,127 177,512,102
Palomar Holdings, Inc.
(a) (b)
............... 686,514 86,768,504
Pelagos Insurance Capital Ltd. ............ 1,271,687 30,965,578
Root, Inc. , Class A
(a) (b)
.................. 343,597 19,213,944
Safety Insurance Group, Inc. ............. 425,621 31,861,988
Selective Insurance Group, Inc. ........... 1,575,021 152,792,787
SiriusPoint Ltd.
(a) (b)
.................... 1,947,197 46,732,728
Skyward Specialty Insurance Group, Inc.
(a) (b)
... 1,084,288 63,268,205
Slide Insurance Holdings, Inc.
(a) (b)
.......... 1,756,699 34,027,260
Stewart Information Services Corp. ......... 824,251 54,417,051
Tiptree, Inc. , Class A .................. 688,919 12,345,428
Trupanion, Inc.
(a) (b)
.................... 877,489 21,735,403
United Fire Group, Inc. ................. 560,429 29,388,897
Universal Insurance Holdings, Inc. ......... 656,230 27,141,673
1,748,834,763
Interactive Media & Services — 0.5%
Angi, Inc. , Class A
(a) (b)
.................. 760,161 4,522,958
Arena Group Holdings, Inc. (The)
(b)
......... 45,620 37,865
Bumble, Inc. , Class A
(a) (b)
................ 2,651,259 8,484,029
Cargurus, Inc. , Class A
(a) (b)
............... 1,975,781 67,354,374
Cars.com, Inc.
(a) (b)
.................... 1,225,219 13,403,896
EverQuote, Inc. , Class A
(a) (b)
.............. 740,058 17,605,980
fuboTV, Inc. , Class A
(a) (b)
................ 772,282 7,104,994
Grindr, Inc.
(a) (b)
....................... 698,449 10,036,712
MediaAlpha, Inc. , Class A
(a) (b)
............. 824,248 10,360,797
Nextdoor Holdings, Inc.
(b)
............... 6,156,232 13,974,647
QuinStreet, Inc.
(b)
..................... 1,440,933 21,109,668
RUM Group, Inc. , Class A
(a) (b)
............. 2,973,829 18,854,076
Shutterstock, Inc. ..................... 699,873 9,763,228
Taboola.com Ltd.
(b)
.................... 3,347,100 16,735,500
Teads Holding Co.
(b)
................... 125,704 96,402
TripAdvisor, Inc.
(a) (b)
................... 2,999,519 41,123,406
Trump Media & Technology Group Corp.
(a) (b)
... 4,233,801 32,769,620
Webtoon Entertainment, Inc.
(a) (b)
........... 568,391 6,491,025
Yelp, Inc. , Class A
(a) (b)
.................. 1,383,461 33,922,464
Ziff Davis, Inc.
(a) (b)
..................... 900,714 47,170,392
ZipRecruiter, Inc. , Class A
(a) (b)
............. 1,706,882 6,400,808
ZoomInfo Technologies, Inc. , Class A
(b)
...... 6,359,180 18,632,397
405,955,238
IT Services — 0.4%
Backblaze, Inc. , Class A
(a) (b)
.............. 1,551,509 24,606,933
BigBear.ai Holdings, Inc.
(a) (b)
.............. 12,627,485 46,342,870
Brand Engagement Network, Inc.
(a) (b)
........ 121,264 2,074,827
Commerce.com, Inc.
(a) (b)
................ 1,935,960 5,730,442
Crexendo, Inc.
(a) (b)
.................... 489,973 3,660,098
CSP, Inc. .......................... 6,482 51,467
DXC Technology Co.
(b)
................. 4,447,821 39,363,216
Everforth, Inc.
(a) (b)
..................... 1,100,613 19,667,954
Fastly, Inc. , Class A
(a) (b)
................. 3,956,689 72,644,810
Globant SA
(b)
........................ 1,115,088 32,270,647
Grid Dynamics Holdings, Inc. , Class A
(a) (b)
.... 1,714,441 9,738,025
Hackett Group, Inc. (The) ............... 601,149 6,474,375
Information Services Group, Inc. ........... 1,189,501 4,888,849
Rackspace Technology, Inc.
(a) (b)
........... 2,378,308 15,530,351
SharonAI Holdings, Inc.
(a) (b)
.............. 116,171 9,835,037
TSS, Inc.
(a) (b)
........................ 672,451 8,271,147
Tucows, Inc. , Class A
(a) (b)
................ 178,554 2,405,122
Unisys Corp.
(a) (b)
...................... 1,691,720 6,191,695

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
Whitefiber, Inc.
(a) (b)
.................... 293,481 $ 11,401,737
321,149,602
Leisure Products — 0.5%
Acushnet Holdings Corp. ................ 728,574 86,357,876
American Outdoor Brands, Inc.
(b)
.......... 15,848 186,056
Callaway Golf Co.
(a) (b)
.................. 3,704,595 69,609,340
Escalade, Inc. ....................... 228,231 4,286,178
Funko, Inc. , Class A
(a) (b)
................. 1,110,596 6,530,304
JAKKS Pacific, Inc. ................... 249,785 5,814,995
Johnson Outdoors, Inc. , Class A ........... 165,348 7,612,622
Latham Group, Inc.
(a) (b)
................. 1,329,839 8,604,058
Malibu Boats, Inc. , Class A
(a) (b)
............ 509,527 13,976,326
MasterCraft Boat Holdings, Inc.
(a) (b)
......... 462,967 11,953,808
Peloton Interactive, Inc. , Class A
(a) (b)
........ 10,707,407 63,280,775
Polaris, Inc. ......................... 1,414,022 96,775,666
Smith & Wesson Brands, Inc. ............. 1,179,184 17,734,927
Sturm Ruger & Co., Inc. ................ 360,269 13,636,182
Tron, Inc.
(b)
......................... 1,333,366 2,146,719
408,505,832
Life Sciences Tools & Services — 0.5%
10X Genomics, Inc. , Class A
(a) (b)
........... 3,088,458 118,411,480
Adaptive Biotechnologies Corp.
(a) (b)
......... 3,979,193 85,353,690
Alamar Biosciences, Inc.
(a) (b)
.............. 323,419 8,761,421
Alpha Teknova, Inc.
(a) (b)
................. 307,639 1,747,389
Azenta, Inc.
(a) (b)
...................... 1,104,878 28,196,486
BioLife Solutions, Inc.
(a) (b)
................ 1,102,049 31,121,864
Codexis, Inc.
(a) (b)
..................... 2,300,106 5,198,240
CryoPort, Inc.
(a) (b)
..................... 1,298,084 20,379,919
Cytek Biosciences, Inc.
(a) (b)
.............. 3,183,592 14,103,313
Fortrea Holdings, Inc.
(a) (b)
................ 2,493,409 43,385,317
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
... 1,259,164 12,478,315
Lifecore Biomedical, Inc.
(a) (b)
.............. 733,837 3,852,644
Maravai LifeSciences Holdings, Inc. , Class A
(a) (b)
2,987,657 18,642,980
Mesa Laboratories, Inc. ................ 139,700 13,907,135
Nautilus Biotechnology, Inc.
(b)
............. 1,079,260 2,018,216
OmniAb, Inc.
(a) (b)
..................... 2,811,736 6,916,871
OmniAb, Inc., 12.50 Earnout Shares
(b) (d)
...... 130,676 1
OmniAb, Inc., 15.00 Earnout Shares
(b) (d)
...... 130,676 1
Pacific Biosciences of California, Inc.
(a) (b)
..... 7,395,605 12,424,616
Personalis, Inc.
(a) (b)
.................... 1,786,375 23,937,425
Quanterix Corp.
(b)
..................... 1,130,739 4,884,792
455,722,115
Machinery — 3.4%
3D Systems Corp.
(a) (b)
.................. 3,834,763 11,580,984
Aebi Schmidt Holding AG
(a)
.............. 978,850 12,284,567
AirJoule Technologies Corp. , Class A
(a) (b)
..... 856,629 4,745,725
Alamo Group, Inc. .................... 276,683 45,511,587
Albany International Corp. , Class A ......... 758,099 56,478,375
Alliance Laundry Holdings, Inc.
(a) (b)
......... 1,150,316 30,506,380
Astec Industries, Inc. .................. 607,954 37,200,705
Atmus Filtration Technologies, Inc.
(a)
........ 2,156,336 109,951,573
Blue Bird Corp.
(a) (b)
.................... 834,205 65,868,827
CECO Environmental Corp.
(a) (b)
........... 1,362,970 123,675,852
Columbus McKinnon Corp. .............. 747,148 11,304,349
Commercial Vehicle Group, Inc.
(a) (b)
......... 853,041 3,941,049
Douglas Dynamics, Inc. ................ 613,609 33,104,205
Elmet Group Co. (The)
(b)
................ 243,324 4,803,216
Energy Recovery, Inc.
(a) (b)
............... 1,353,060 12,204,601
Enerpac Tool Group Corp. , Class A ......... 1,341,388 48,102,174
Enpro, Inc.
(a)
........................ 556,830 209,885,932
ESCO Technologies, Inc. ............... 684,306 239,534,472
Federal Signal Corp. .................. 1,577,199 202,654,299
Franklin Electric Co., Inc. ............... 1,002,072 107,412,098
Security
Shares
Shares Value
Machinery (continued)
FreightCar America, Inc.
(a) (b)
.............. 338,035 $ 3,292,461
Gencor Industries, Inc.
(b)
................ 230,331 3,436,538
Gorman-Rupp Co. (The) ................ 559,140 51,295,504
Graham Corp.
(a) (b)
..................... 279,435 34,591,259
Greenbrier Cos., Inc. (The) .............. 798,725 39,145,512
Helios Technologies, Inc. ................ 862,179 76,949,476
Hillman Solutions Corp.
(a) (b)
.............. 5,194,534 43,841,867
Hyster-Yale, Inc. , Class A ............... 290,915 10,199,480
JBT Marel Corp.
(a)
.................... 1,371,656 198,890,120
Kadant, Inc.
(a)
....................... 313,865 98,625,799
Kennametal, Inc. ..................... 2,004,672 70,263,754
L B Foster Co. , Class A
(a) (b)
.............. 259,721 11,731,598
Lindsay Corp. ....................... 269,935 33,417,953
Luxfer Holdings plc ................... 684,123 12,341,579
Manitowoc Co., Inc. (The)
(a) (b)
............. 935,075 12,988,192
Mayville Engineering Co., Inc.
(a) (b)
.......... 378,380 14,174,115
Microvast Holdings, Inc.
(a) (b)
.............. 5,473,963 6,404,537
Miller Industries, Inc. .................. 332,680 17,016,582
Mueller Water Products, Inc. , Class A ....... 4,103,771 106,000,405
Omega Flex, Inc. ..................... 84,253 2,644,702
Palladyne AI Corp.
(a) (b)
.................. 968,116 5,886,145
Park-Ohio Holdings Corp. ............... 270,320 10,393,804
Perma-Pipe International Holdings, Inc.
(a) (b)
.... 183,748 5,003,458
Proto Labs, Inc.
(b)
..................... 633,181 51,610,583
Richtech Robotics, Inc. , Class B
(a) (b)
........ 4,874,106 10,284,364
Standex International Corp.
(a)
............. 318,675 113,980,487
Taylor Devices, Inc.
(b)
.................. 73,500 4,312,980
Tennant Co. ........................ 468,655 41,026,059
Terex Corp. ......................... 2,975,015 215,361,336
Titan International, Inc.
(a) (b)
............... 1,373,444 10,589,253
Trinity Industries, Inc. .................. 2,086,002 72,133,949
Twin Disc, Inc. ....................... 255,880 5,936,416
Velo3D, Inc.
(b)
....................... 441,003 7,739,603
Wabash National Corp. ................. 1,055,756 14,252,706
Worthington Enterprises, Inc. ............. 821,043 44,139,272
2,830,652,818
Marine Transportation — 0.3%
Costamare Bulkers Holdings Ltd.
(b)
......... 221,216 3,884,553
Costamare, Inc. ...................... 1,202,847 16,863,915
Genco Shipping & Trading Ltd. ............ 858,493 21,273,457
Himalaya Shipping Ltd.
(a)
................ 772,837 10,325,102
Matson, Inc. ........................ 787,256 151,334,221
Pangaea Logistics Solutions Ltd. .......... 939,242 6,105,073
Safe Bulkers, Inc. .................... 1,464,091 9,238,414
219,024,735
Media — 0.5%
Advantage Solutions, Inc. , Class A
(a) (b)
....... 113,743 4,918,247
AMC Global Media, Inc. , Class A
(b)
......... 871,486 8,697,430
Boston Omaha Corp. , Class A
(a) (b)
.......... 558,050 7,611,802
Cable One, Inc.
(b)
..................... 136,257 7,236,609
Clear Channel Outdoor Holdings, Inc.
(b)
...... 10,333,031 25,005,935
DoubleVerify Holdings, Inc.
(b)
............. 3,665,223 39,731,017
Emerald Holding, Inc. .................. 297,827 1,501,048
Entravision Communications Corp. , Class A ... 1,694,769 22,099,788
EW Scripps Co. (The) , Class A
(a) (b)
......... 1,584,788 4,389,863
Gray Media, Inc. ..................... 2,367,810 9,400,206
Ibotta, Inc. , Class A
(a) (b)
................. 264,913 9,049,428
iHeartMedia, Inc. , Class A
(a) (b)
............. 3,245,285 13,922,273
John Wiley & Sons, Inc. , Class A .......... 1,019,985 49,479,472
Lee Enterprises, Inc.
(b)
................. 115,422 1,034,181
Magnite, Inc.
(a) (b)
...................... 3,728,947 70,775,414
MNTN, Inc. , Class A
(b)
.................. 1,197,584 11,017,773
National CineMedia, Inc. ................ 1,856,115 7,053,237

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
Newsmax, Inc. , Class B
(a) (b)
.............. 1,275,742 $ 10,563,144
Nexxen International Ltd.
(a) (b)
............. 805,888 7,277,169
Optimum Communications, Inc. , Class A
(b)
.... 6,180,176 8,961,255
PubMatic, Inc. , Class A
(a) (b)
............... 1,041,743 13,667,668
Scholastic Corp. ..................... 393,739 18,111,994
Sinclair, Inc. , Class A .................. 1,136,246 16,191,506
Stagwell, Inc. , Class A
(a) (b)
............... 2,753,047 20,455,139
TechTarget, Inc.
(a) (b)
................... 791,761 2,850,340
USA TODAY Co., Inc.
(a) (b)
................ 3,544,279 30,303,585
421,305,523
Metals & Mining — 1.9%
Alpha Metallurgical Resources, Inc.
(a) (b)
...... 280,950 46,339,893
American Battery Technology Co.
(a) (b)
........ 3,402,723 9,629,706
Ampco-Pittsburgh Corp.
(b)
............... 356,810 3,086,407
Caledonia Mining Corp. plc .............. 442,062 8,443,384
Century Aluminum Co.
(a) (b)
............... 1,812,124 83,375,825
Commercial Metals Co. ................. 2,913,542 182,824,760
Compass Minerals International, Inc.
(b)
....... 838,968 26,117,074
Constellium SE , Class A
(a) (b)
.............. 3,498,919 111,510,549
Contango Silver & Gold, Inc.
(a) (b)
........... 675,668 10,668,798
Critical Metals Corp.
(a) (b)
................. 1,795,788 18,406,827
Dakota Gold Corp.
(a) (b)
.................. 2,994,213 12,755,347
Elemental Royalty Corp. ................ 839,703 14,661,214
Ferroglobe plc ....................... 3,160,306 10,049,773
Friedman Industries, Inc. ................ 175,446 5,645,852
Gold Resource Corp.
(b)
................. 3,963,174 4,993,599
Hycroft Mining Holding Corp. , Class A
(b)
...... 1,430,267 33,468,248
Idaho Strategic Resources, Inc.
(a) (b)
......... 397,972 13,033,583
Ivanhoe Electric, Inc.
(a) (b)
................ 3,170,461 30,468,130
Kaiser Aluminum Corp. ................. 427,022 83,538,314
Lifezone Metals Ltd.
(a) (b)
................. 1,005,283 3,900,498
Materion Corp.
(a)
..................... 542,105 161,216,606
McEwen, Inc.
(a) (b)
..................... 1,342,916 24,347,067
Metallus, Inc.
(a) (b)
..................... 964,950 18,034,915
NioCorp Developments Ltd.
(a) (b)
........... 3,743,680 18,044,538
Novagold Resources, Inc.
(a) (b)
............. 9,108,443 54,377,405
Perpetua Resources Corp.
(a) (b)
............ 2,256,094 46,836,511
Ramaco Resources, Inc. , Class A
(b)
......... 1,132,763 14,986,454
Ramaco Resources, Inc. , Class B
(b)
........ 90,378 772,732
Realloys, Inc.
(a) (b)
..................... 1,483,380 21,434,841
Ryerson Holding Corp. ................. 1,170,701 28,810,952
Silver Bow Mining Corp.
(a) (b)
.............. 132,277 894,193
SSR Mining, Inc.
(a) (b)
................... 5,779,100 163,432,948
SunCoke Energy, Inc. .................. 2,257,333 18,171,531
Tredegar Corp.
(b)
..................... 701,755 5,585,970
United States Antimony Corp.
(a) (b)
.......... 3,512,674 25,502,013
US Gold Corp.
(a) (b)
.................... 372,220 5,706,133
US Goldmining, Inc.
(a) (b)
................. 91,741 745,854
USA Rare Earth, Inc. , Class A
(a) (b)
.......... 5,016,409 108,254,106
Vista Gold Corp.
(b)
.................... 3,606,291 6,888,016
Vox Royalty Corp.
(a)
................... 1,544,814 7,306,970
Warrior Met Coal, Inc.
(a)
................. 1,390,045 112,816,052
Worthington Steel, Inc. ................. 862,339 28,957,344
1,586,040,932
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
ACRES Commercial Realty Corp.
(a) (b)
....... 140,531 2,500,047
Adamas Trust, Inc. .................... 2,231,028 20,927,043
Angel Oak Mortgage REIT, Inc. ........... 488,866 4,438,903
Apollo Commercial Real Estate Finance, Inc. .. 3,556,599 37,984,477
Arbor Realty Trust, Inc. ................. 4,031,279 21,849,532
Ares Commercial Real Estate Corp. , Class C .. 1,384,816 6,231,672
ARMOUR Residential REIT, Inc. ........... 3,285,891 57,338,798
Blackstone Mortgage Trust, Inc. , Class A ..... 4,172,723 70,727,655
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
BrightSpire Capital, Inc. , Class A .......... 3,163,843 $ 17,242,944
Chicago Atlantic Real Estate Finance, Inc. .... 551,535 5,912,455
Chimera Investment Corp. ............... 2,236,897 29,840,206
Claros Mortgage Trust, Inc.
(b)
............. 2,434,853 5,721,905
Dynex Capital, Inc. .................... 5,668,429 74,313,104
Ellington Financial, Inc. ................. 3,223,525 43,872,175
Franklin BSP Realty Trust, Inc. ............ 2,031,540 16,536,736
Invesco Mortgage Capital, Inc. ............ 2,357,054 18,620,727
KKR Real Estate Finance Trust, Inc. ........ 1,383,386 9,462,360
Ladder Capital Corp. , Class A ............ 2,985,266 29,703,397
Lument Finance Trust, Inc. .............. 15,932 14,657
MFA Financial, Inc. .................... 2,640,355 25,585,040
Nexpoint Real Estate Finance, Inc. ......... 240,229 3,723,550
Orchid Island Capital, Inc. ............... 5,315,799 37,051,119
PennyMac Mortgage Investment Trust ....... 2,627,618 29,639,531
Ready Capital Corp. ................... 3,800,095 6,650,166
Redwood Trust, Inc. ................... 3,207,765 15,204,806
Seven Hills Realty Trust ................ 792,170 6,677,993
TPG Mortgage Investment Trust, Inc. ....... 767,870 6,081,530
TPG RE Finance Trust, Inc. .............. 1,889,962 15,818,982
Two Harbors Investment Corp. ............ 2,790,659 34,632,078
654,303,588
Multi-Utilities — 0.4%
Avista Corp. ........................ 2,168,312 88,705,644
Black Hills Corp. ..................... 2,009,118 149,478,379
Northwestern Energy Group, Inc. .......... 1,618,983 115,951,563
Unitil Corp. ......................... 455,677 24,009,621
378,145,207
Office REITs — 0.6%
Brandywine Realty Trust ................ 4,536,541 14,380,835
COPT Defense Properties ............... 3,000,161 109,175,859
Douglas Emmett, Inc. .................. 3,216,345 37,952,871
Easterly Government Properties, Inc. , Class A . 1,153,071 28,746,060
Empire State Realty Trust, Inc. , Class A ...... 3,798,242 20,548,489
Highwoods Properties, Inc. .............. 2,922,199 88,133,522
Hudson Pacific Properties, Inc.
(b)
.......... 1,420,766 21,581,435
JBG SMITH Properties ................. 1,581,346 23,198,346
NET Lease Office Properties ............. 382,841 4,261,020
Orion Properties, Inc. .................. 1,163,703 3,363,102
Piedmont Realty Trust, Inc. , Class A
(b)
....... 3,325,959 30,432,525
Postal Realty Trust, Inc. , Class A .......... 710,840 17,515,098
SL Green Realty Corp. ................. 1,906,513 98,700,178
497,989,340
Oil, Gas & Consumable Fuels — 3.4%
Aemetis, Inc.
(b)
....................... 1,427,598 2,341,261
American Resources Corp. , Class A
(a) (b)
...... 2,275,699 4,892,753
Amplify Energy Corp.
(b)
................. 895,120 3,562,578
Ardmore Shipping Corp. ................ 929,551 13,023,010
BKV Corp.
(a) (b)
....................... 841,590 23,025,902
California Resources Corp. .............. 1,898,223 100,359,050
Calumet, Inc.
(a) (b)
..................... 1,812,516 65,286,826
Centrus Energy Corp. , Class A
(a) (b)
......... 487,365 81,813,963
Clean Energy Fuels Corp.
(a) (b)
............. 4,194,993 8,599,736
CNX Resources Corp.
(a) (b)
............... 3,569,802 121,123,382
Comstock Resources, Inc.
(a) (b)
............ 1,865,683 27,835,990
Comstock, Inc.
(b)
..................... 1,835,020 7,633,683
Core Natural Resources, Inc.
(a)
............ 1,313,365 105,095,467
Crescent Energy, Inc. , Class A ............ 6,824,814 67,019,673
CVR Energy, Inc. ..................... 774,807 21,338,185
Delek US Holdings, Inc. ................ 1,599,807 81,286,194
DHT Holdings, Inc. .................... 3,854,866 63,720,935
Diversified Energy Co. ................. 1,840,672 25,511,714
Dorian LPG Ltd. ...................... 986,175 34,299,166

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Encore Energy Corp.
(a) (b)
................ 5,002,680 $ 6,553,511
Energy Fuels, Inc.
(a) (b)
.................. 6,582,730 95,449,585
Epsilon Energy Ltd. ................... 347,452 1,879,715
Evolution Petroleum Corp. ............... 776,991 2,859,327
Excelerate Energy, Inc. , Class A ........... 639,105 24,279,599
FLEX LNG Ltd. ...................... 820,473 23,022,472
FutureFuel Corp. ..................... 673,756 3,045,377
Gevo, Inc.
(a) (b)
....................... 6,130,649 9,195,973
Golar LNG Ltd. ...................... 2,566,407 127,909,725
Granite Ridge Resources, Inc. ............ 1,423,183 6,276,237
Green Plains, Inc.
(a) (b)
.................. 1,822,031 28,022,837
Gulfport Energy Corp.
(a) (b)
............... 414,651 70,366,275
HighPeak Energy, Inc.
(a)
................ 606,940 4,242,511
Infinity Natural Resources, Inc. , Class A
(a) (b)
... 413,004 5,245,151
International Seaways, Inc. .............. 1,089,096 83,413,863
Kinetik Holdings, Inc. , Class A ............ 1,352,901 65,399,234
Kolibri Global Energy, Inc.
(a) (b)
............. 751,433 3,742,136
Kosmos Energy Ltd.
(a) (b)
................. 15,513,273 32,733,006
Lightbridge Corp.
(a) (b)
................... 893,072 7,850,103
Magnolia Oil & Gas Corp. , Class A ......... 4,804,676 122,903,612
Murphy Oil Corp. ..................... 3,583,087 116,665,313
NACCO Industries, Inc. , Class A ........... 97,787 4,894,239
Navigator Holdings Ltd. ................. 937,390 17,463,576
New Era Energy & Digital, Inc.
(b)
........... 2,093,344 13,355,535
NextDecade Corp.
(a) (b)
.................. 4,391,977 33,115,507
Nordic American Tankers Ltd. ............ 5,395,513 29,891,142
Northern Oil & Gas, Inc. ................ 2,722,896 49,420,562
OPAL Fuels, Inc. , Class A
(a) (b)
............. 607,067 1,335,547
Par Pacific Holdings, Inc.
(a) (b)
............. 1,290,144 72,351,276
PBF Energy, Inc. , Class A ............... 2,554,016 116,258,808
Peabody Energy Corp.
(a)
................ 3,250,224 75,145,179
PrimeEnergy Resources Corp.
(a) (b)
.......... 16,664 2,781,055
REX American Resources Corp.
(b)
......... 758,616 34,251,512
Riley Exploration Permian, Inc. ............ 394,772 13,011,685
Ring Energy, Inc.
(b)
.................... 4,696,089 5,071,776
Sable Offshore Corp. , Class A
(a) (b)
.......... 3,492,150 10,755,822
SandRidge Energy, Inc. ................ 852,322 11,676,811
Scorpio Tankers, Inc. .................. 1,202,762 83,303,296
SFL Corp. Ltd. , Class B ................ 3,225,426 32,899,345
SM Energy Co. ...................... 6,299,695 164,422,040
Summit Midstream Corp.
(b)
.............. 212,078 6,039,981
Talos Energy, Inc.
(a) (b)
.................. 3,340,705 43,128,502
Teekay Corp. Ltd. .................... 1,461,384 14,613,840
Teekay Tankers Ltd. , Class A ............. 643,349 41,734,050
Uranium Energy Corp.
(a) (b)
............... 12,778,055 136,214,066
Ur-Energy, Inc.
(b)
..................... 9,752,095 13,262,849
VAALCO Energy, Inc. .................. 2,704,550 13,739,114
Verde Clean Fuels, Inc.
(b)
............... 7,533 7,684
Vitesse Energy, Inc. ................... 857,103 13,516,514
W&T Offshore, Inc. .................... 2,572,898 8,104,629
World Kinect Corp. .................... 1,320,613 43,500,992
2,804,091,964
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a) (b)
.............. 409,788 6,425,476
Magnera Corp.
(a) (b)
.................... 867,185 10,189,424
Sylvamo Corp. ...................... 875,292 33,086,037
49,700,937
Passenger Airlines — 0.5%
(b)
Allegiant Travel Co.
(a)
.................. 630,786 74,180,434
flyExclusive, Inc. , Class A
(a)
.............. 401,376 802,752
Frontier Group Holdings, Inc.
(a)
............ 1,587,094 12,553,914
JetBlue Airways Corp.
(a)
................ 8,954,907 51,311,617
Joby Aviation, Inc. , Class A
(a)
............. 17,504,232 156,137,749
Security
Shares
Shares Value
Passenger Airlines (continued)
Republic Airways Holdings, Inc.
(a)
.......... 333,547 $ 7,007,822
SkyWest, Inc.
(a)
...................... 1,035,389 102,845,189
Wheels Up Experience, Inc. , Class A ........ 127,182 1,140,823
405,980,300
Personal Care Products — 0.3%
BellRing Brands, Inc.
(b)
................. 3,088,365 39,963,443
Coty, Inc. , Class A
(a) (b)
.................. 9,220,623 19,916,546
Edgewell Personal Care Co. ............. 1,238,283 33,260,281
FitLife Brands, Inc.
(b)
................... 9,510 104,705
Herbalife Ltd.
(a) (b)
..................... 2,699,790 35,502,238
Honest Co., Inc. (The)
(a) (b)
............... 2,481,580 9,082,583
Interparfums, Inc. ..................... 479,342 53,619,196
Nature's Sunshine Products, Inc.
(a) (b)
........ 394,062 8,590,552
Niagen Bioscience, Inc.
(a) (b)
.............. 1,498,921 4,781,558
Nu Skin Enterprises, Inc. , Class A .......... 1,341,828 7,084,852
Oddity Tech Ltd. , Class A
(b)
.............. 1,035,216 15,662,818
Olaplex Holdings, Inc.
(a) (b)
............... 3,836,419 7,864,659
USANA Health Sciences, Inc.
(a) (b)
.......... 290,751 6,207,534
241,640,965
Pharmaceuticals — 2.8%
Aclaris Therapeutics, Inc.
(a) (b)
............. 3,112,748 16,466,437
Alto Neuroscience, Inc.
(a) (b)
............... 667,312 17,610,364
Alumis, Inc.
(a) (b)
...................... 2,061,741 58,017,392
Amneal Pharmaceuticals, Inc. , Class A
(a) (b)
.... 4,410,046 76,337,896
Amphastar Pharmaceuticals, Inc.
(a) (b)
........ 852,776 17,209,020
Amylyx Pharmaceuticals, Inc.
(a) (b)
.......... 2,374,477 42,645,607
AN2 Therapeutics, Inc.
(b)
................ 606,683 2,936,346
ANI Pharmaceuticals, Inc.
(a) (b)
............. 530,536 43,917,770
Aquestive Therapeutics, Inc.
(a) (b)
........... 2,835,377 11,795,168
Arvinas, Inc.
(b)
....................... 1,559,637 12,960,584
AtaiBeckley, Inc.
(a) (b)
................... 8,311,498 43,801,594
Atea Pharmaceuticals, Inc.
(a) (b)
............ 1,846,357 8,585,560
Avalyn Pharma, Inc.
(a) (b)
................. 338,006 11,127,158
BioAge Labs, Inc.
(a) (b)
.................. 921,101 22,576,186
Collegium Pharmaceutical, Inc.
(a) (b)
......... 862,057 31,206,463
Context Therapeutics, Inc.
(a) (b)
............ 2,343,422 1,298,021
Contineum Therapeutics, Inc. , Class A
(b)
..... 650,522 10,662,056
CorMedix, Inc.
(a) (b)
.................... 1,950,743 15,313,333
Crinetics Pharmaceuticals, Inc.
(a) (b)
......... 2,677,752 100,201,480
Definium Therapeutics, Inc.
(a) (b)
............ 3,405,240 160,182,490
Edgewise Therapeutics, Inc.
(a) (b)
........... 1,846,787 75,034,956
Enliven Therapeutics, Inc.
(a) (b)
............. 1,123,907 57,038,280
Esperion Therapeutics, Inc.
(a) (b)
............ 6,676,608 21,098,081
Eton Pharmaceuticals, Inc.
(a) (b)
............ 698,171 25,273,790
Evolus, Inc.
(a) (b)
...................... 1,547,369 10,738,741
EyePoint, Inc.
(a) (b)
..................... 2,033,206 29,074,846
Fulcrum Therapeutics, Inc.
(b)
............. 1,561,985 5,716,865
Harmony Biosciences Holdings, Inc.
(a) (b)
...... 1,166,535 42,473,539
Harrow, Inc.
(a) (b)
...................... 847,016 35,972,770
Indivior Pharmaceuticals, Inc.
(a) (b)
.......... 3,097,210 127,078,526
Innoviva, Inc.
(a) (b)
..................... 1,951,975 44,329,352
LB Pharmaceuticals, Inc.
(a) (b)
............. 585,215 18,993,153
LENZ Therapeutics, Inc.
(a) (b)
.............. 541,849 3,077,702
Lexicon Pharmaceuticals, Inc.
(a) (b)
.......... 6,247,036 14,992,886
Ligand Pharmaceuticals, Inc.
(a) (b)
........... 518,634 163,935,021
Liquidia Corp.
(a) (b)
..................... 1,822,298 145,291,820
Maze Therapeutics, Inc.
(a) (b)
.............. 925,795 27,625,723
MBX Biosciences, Inc.
(a) (b)
............... 801,381 44,236,231
MediWound Ltd.
(a) (b)
................... 242,129 3,559,296
Nektar Therapeutics
(b)
.................. 901,463 62,931,132
Neumora Therapeutics, Inc.
(b)
............. 2,519,399 4,282,978
Nuvation Bio, Inc. , Class A
(a) (b)
............ 6,609,296 37,540,801
Ocular Therapeutix, Inc.
(a) (b)
.............. 5,316,420 52,207,244

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Omeros Corp.
(a) (b)
..................... 1,888,333 $ 17,958,047
Oramed Pharmaceuticals, Inc. ............ 638,380 3,070,608
Pacira BioSciences, Inc.
(a) (b)
.............. 1,039,959 26,383,760
Perrigo Co. plc ...................... 3,678,463 38,219,231
Phathom Pharmaceuticals, Inc.
(a) (b)
......... 1,286,975 13,963,679
Phibro Animal Health Corp. , Class A ........ 552,031 17,333,773
Prestige Consumer Healthcare, Inc.
(a) (b)
...... 1,257,644 59,448,832
Rapport Therapeutics, Inc.
(a) (b)
............ 803,077 33,464,219
Relmada Therapeutics, Inc.
(a) (b)
............ 2,449,638 16,951,495
Septerna, Inc.
(a) (b)
..................... 581,988 19,490,778
SIGA Technologies, Inc. ................ 1,139,591 4,148,111
SpyGlass Pharma, Inc.
(b)
................ 240,028 5,343,023
Supernus Pharmaceuticals, Inc.
(a) (b)
......... 1,468,710 68,309,702
Tarsus Pharmaceuticals, Inc.
(a) (b)
........... 1,096,413 69,008,234
Theravance Biopharma, Inc.
(b)
............ 1,042,091 17,715,547
Third Harmonic Bio, Inc.
(b) (d)
.............. 603,448 6
Trevi Therapeutics, Inc.
(a) (b)
.............. 2,767,253 51,609,268
VeraDermics, Inc.
(a) (b)
.................. 539,360 66,308,918
WaVe Life Sciences Ltd.
(a) (b)
.............. 3,619,934 21,031,817
Xeris Biopharma Holdings, Inc.
(a) (b)
......... 4,482,055 35,497,876
Zevra Therapeutics, Inc.
(a) (b)
.............. 1,533,657 21,992,641
2,364,604,223
Professional Services — 1.1%
Asure Software, Inc.
(a) (b)
................. 621,723 4,936,481
Barrett Business Services, Inc. ............ 625,225 22,207,992
BlackSky Technology, Inc. , Class A
(a) (b)
....... 880,757 24,590,735
CBIZ, Inc.
(a) (b)
........................ 1,286,326 41,265,338
Clarivate plc
(a) (b)
...................... 9,050,982 19,550,121
Concentrix Corp. ..................... 1,113,496 24,947,878
Conduent, Inc.
(b)
..................... 4,265,857 6,228,151
CRA International, Inc. ................. 164,989 23,477,935
Exponent, Inc. ....................... 1,280,874 75,264,156
Falcon's Beyond Global, Inc. , Class A
(a) (b)
..... 597,923 10,714,780
First Advantage Corp.
(a) (b)
............... 2,097,748 37,864,351
Franklin Covey Co.
(a) (b)
................. 248,462 6,094,773
HireQuest, Inc. ...................... 101,790 1,278,482
Huron Consulting Group, Inc.
(a) (b)
.......... 431,929 38,942,719
IBEX Holdings Ltd.
(a) (b)
................. 266,339 8,088,715
ICF International, Inc. .................. 480,685 35,022,709
Innodata, Inc.
(a) (b)
..................... 837,083 63,266,733
Insperity, Inc. ........................ 971,016 40,112,671
Kelly Services, Inc. , Class A, NVS ......... 810,096 9,947,979
Kforce, Inc. ......................... 444,115 20,837,876
Korn Ferry ......................... 1,363,347 90,771,643
Legalzoom.com, Inc.
(a) (b)
................ 3,181,826 19,504,593
ManpowerGroup, Inc. .................. 1,222,365 41,279,266
Maximus, Inc. ....................... 1,421,913 76,442,043
Mistras Group, Inc.
(a) (b)
................. 442,273 7,726,509
Public Policy Holding Co., Inc.
(a)
........... 117,668 871,920
RCM Technologies, Inc.
(a) (b)
.............. 122,558 3,459,812
Resolute Holdings Management, Inc.
(a) (b)
..... 106,171 15,344,895
Skillsoft Corp. , Class A
(b)
................ 2,143 11,101
Spire Global, Inc. , Class A
(a) (b)
............ 801,266 14,903,548
TIC Solutions, Inc.
(a) (b)
.................. 4,764,914 38,548,154
TriNet Group, Inc. .................... 739,104 36,578,257
TrueBlue, Inc.
(b)
...................... 765,319 5,334,273
Upwork, Inc.
(a) (b)
...................... 3,176,904 26,558,918
Verra Mobility Corp. , Class A
(a) (b)
........... 3,991,918 16,965,652
Willdan Group, Inc.
(a) (b)
................. 383,777 30,356,761
939,297,920
Real Estate Management & Development — 0.8%
AGNT, Inc. ......................... 2,556,977 13,833,246
American Realty Investors, Inc.
(b)
.......... 29,519 657,388
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Compass, Inc. , Class A
(a) (b)
.............. 18,569,969 $ 228,967,718
Comstock Holding Cos., Inc. , Class A
(b)
...... 55,474 887,029
Cushman & Wakefield Ltd.
(a) (b)
............ 5,957,687 79,773,429
Douglas Elliman, Inc.
(a) (b)
................ 2,019,564 3,574,628
Forestar Group, Inc.
(a) (b)
................. 523,989 16,584,252
FRP Holdings, Inc.
(a) (b)
.................. 292,462 7,308,625
Marcus & Millichap, Inc. ................ 595,775 18,570,307
Maui Land & Pineapple Co., Inc.
(a) (b)
........ 185,604 3,300,039
Newmark Group, Inc. , Class A ............ 4,092,352 61,835,439
Opendoor Technologies, Inc. , Class A
(b)
...... 24,325,887 112,385,598
RE/MAX Holdings, Inc. , Class A
(b)
.......... 487,369 4,805,458
Real Brokerage, Inc. (The)
(a) (b)
............ 4,097,186 7,456,878
RMR Group, Inc. (The) , Class A ........... 468,598 9,620,317
Seaport Entertainment Group, Inc.
(a) (b)
....... 195,810 5,208,546
St. Joe Co. (The) ..................... 1,019,247 63,835,440
Tejon Ranch Co.
(a) (b)
................... 535,121 10,006,763
Transcontinental Realty Investors, Inc.
(b)
..... 32,865 1,511,461
650,122,561
Residential REITs — 0.2%
BRT Apartments Corp. ................. 287,460 4,418,260
Centerspace ........................ 448,750 25,215,262
Independence Realty Trust, Inc. ........... 6,202,485 103,519,475
NexPoint Residential Trust, Inc. ........... 614,625 17,160,330
UMH Properties, Inc. .................. 2,159,578 32,696,011
183,009,338
Retail REITs — 1.3%
Acadia Realty Trust ................... 3,526,701 73,743,318
Alexander's, Inc. ..................... 59,632 16,432,194
CBL & Associates Properties, Inc. .......... 483,255 25,656,008
Curbline Properties Corp. ............... 2,594,042 78,858,877
FrontView REIT, Inc. ................... 468,011 9,467,863
Getty Realty Corp. .................... 1,505,086 50,209,669
InvenTrust Properties Corp. .............. 1,912,961 67,718,819
Kite Realty Group Trust ................. 5,345,521 151,705,886
Macerich Co. (The) ................... 7,093,314 178,680,580
NETSTREIT Corp.
(a)
................... 2,537,924 53,626,334
Phillips Edison & Co., Inc. ............... 3,324,691 138,373,639
Saul Centers, Inc. .................... 336,114 12,567,303
SITE Centers Corp. ................... 1,400,974 5,561,867
Tanger, Inc. ......................... 2,710,060 106,966,068
Urban Edge Properties ................. 3,341,874 76,462,077
Whitestone REIT ..................... 1,248,116 23,664,279
1,069,694,781
Semiconductors & Semiconductor Equipment — 3.7%
ACM Research, Inc. , Class A
(a) (b)
........... 1,392,743 176,725,159
Aehr Test Systems
(a) (b)
.................. 790,576 75,942,731
Aeluma, Inc.
(a) (b)
...................... 344,605 7,608,878
Alpha & Omega Semiconductor Ltd.
(a) (b)
...... 652,802 30,897,119
Ambarella, Inc.
(a) (b)
.................... 1,117,588 95,889,050
Ambiq Micro, Inc.
(b)
.................... 487,981 43,088,722
Amtech Systems, Inc.
(a) (b)
............... 302,626 6,984,608
Atomera, Inc.
(a) (b)
..................... 1,015,203 8,842,418
Axcelis Technologies, Inc.
(a) (b)
............. 810,328 153,516,640
AXT, Inc.
(a) (b)
........................ 1,612,907 116,258,337
Blaize Holdings, Inc.
(a) (b)
................ 2,529,351 3,490,504
Canadian Solar, Inc.
(b)
.................. 1,280,739 20,517,439
CEVA, Inc.
(b)
........................ 730,059 34,429,582
Cohu, Inc.
(a) (b)
....................... 1,206,614 89,180,841
Diodes, Inc.
(a) (b)
...................... 1,188,376 130,055,869
Everspin Technologies, Inc.
(b)
............. 502,903 12,160,194
GSI Technology, Inc.
(b)
................. 901,698 6,970,126
Ichor Holdings Ltd.
(a) (b)
.................. 906,390 101,769,469
Impinj, Inc.
(a) (b)
....................... 755,704 108,239,484

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
indie Semiconductor, Inc. , Class A
(a) (b)
....... 5,603,646 $ 25,160,371
inTEST Corp.
(b)
...................... 283,805 5,156,737
Kopin Corp.
(a) (b)
...................... 4,629,833 20,741,652
Kulicke & Soffa Industries, Inc.
(a)
........... 1,340,081 179,249,235
MaxLinear, Inc. , Class A
(a) (b)
.............. 2,237,392 286,453,298
Navitas Semiconductor Corp. , Class A
(a) (b)
.... 4,746,515 85,057,549
NVE Corp. ......................... 129,517 13,541,002
PDF Solutions, Inc.
(a) (b)
................. 868,048 61,449,118
Penguin Solutions, Inc.
(a) (b)
............... 1,299,800 98,797,798
Photronics, Inc.
(a) (b)
.................... 1,525,964 49,639,609
Power Integrations, Inc. ................ 1,447,890 121,275,266
QuickLogic Corp.
(b)
.................... 431,176 8,610,585
Rigetti Computing, Inc.
(a) (b)
............... 8,659,488 167,301,308
Silicon Laboratories, Inc.
(a) (b)
.............. 856,785 187,258,930
SkyWater Technology, Inc.
(a) (b)
............ 980,457 34,139,513
Synaptics, Inc.
(a) (b)
.................... 1,004,861 124,833,882
T1 Energy, Inc.
(a) (b)
.................... 4,629,851 43,890,987
Toyo Co. Ltd.
(a) (b)
..................... 203,046 1,411,170
Ultra Clean Holdings, Inc.
(a) (b)
............. 1,161,742 165,652,792
Veeco Instruments, Inc.
(a) (b)
.............. 1,554,235 117,811,013
Wolfspeed, Inc.
(a) (b)
.................... 760,970 36,716,802
3,056,715,787
Software — 6.0%
8x8, Inc.
(b)
.......................... 3,551,301 6,072,725
A10 Networks, Inc. .................... 1,902,174 71,065,221
ACI Worldwide, Inc.
(a) (b)
................. 2,657,445 133,642,909
Adeia, Inc.
(a)
........................ 2,880,188 94,844,591
Agilysys, Inc.
(a) (b)
..................... 689,386 72,040,837
Alarm.com Holdings, Inc.
(a) (b)
............. 1,224,152 57,192,381
Alkami Technology, Inc.
(a) (b)
.............. 1,755,705 31,813,375
Amplitude, Inc. , Class A
(a) (b)
.............. 2,551,402 19,518,225
Appian Corp. , Class A
(a) (b)
............... 1,047,245 23,981,910
Arteris, Inc.
(a) (b)
....................... 904,305 43,940,180
Asana, Inc. , Class A
(a) (b)
................. 2,517,160 17,620,120
AudioEye, Inc.
(b)
...................... 14,273 82,926
AvePoint, Inc. , Class A
(a) (b)
............... 4,419,254 49,539,837
Bit Digital, Inc.
(a) (b)
..................... 8,496,920 15,294,456
Bitdeer Technologies Group , Class A
(a) (b)
..... 3,425,438 54,361,701
Blackbaud, Inc.
(a) (b)
.................... 952,058 28,199,958
BlackLine, Inc.
(a) (b)
.................... 1,309,006 36,743,798
Blend Labs, Inc. , Class A
(a) (b)
............. 4,976,131 8,509,184
Box, Inc. , Class A
(a) (b)
.................. 3,546,178 94,115,564
Braze, Inc. , Class A
(a) (b)
................. 2,472,187 53,621,736
C3.ai, Inc. , Class A
(a) (b)
................. 3,550,840 32,277,136
Cerence, Inc.
(a) (b)
..................... 1,184,443 13,407,895
Cipher Digital, Inc.
(a) (b)
.................. 8,771,251 214,895,649
Cleanspark, Inc.
(a) (b)
................... 6,538,320 95,132,556
Clear Secure, Inc. , Class A .............. 2,463,833 137,309,413
Commvault Systems, Inc.
(b)
.............. 1,156,745 163,945,469
Consensus Cloud Solutions, Inc.
(a) (b)
........ 477,367 18,211,551
Core Scientific, Inc.
(a) (b)
................. 8,110,211 207,540,299
CS Disco, Inc.
(a) (b)
..................... 754,961 2,853,753
Daily Journal Corp.
(a) (b)
................. 35,513 21,350,060
Digimarc Corp.
(a) (b)
.................... 384,959 3,164,363
Digital Turbine, Inc.
(a) (b)
................. 2,916,041 37,616,929
Domo, Inc. , Class B
(a) (b)
................. 1,027,369 3,215,665
Duos Technologies Group, Inc.
(a) (b)
......... 678,833 8,145,996
D-Wave Quantum, Inc.
(a) (b)
............... 9,540,553 228,877,866
eGain Corp.
(a) (b)
...................... 442,925 2,790,427
EverCommerce, Inc.
(a) (b)
................ 375,343 3,775,951
Five9, Inc.
(a) (b)
....................... 1,977,229 42,154,522
Freshworks, Inc. , Class A
(a) (b)
............. 5,544,744 56,112,809
Hut 8 Corp.
(b)
........................ 2,668,517 308,066,945
I3 Verticals, Inc. , Class A
(a) (b)
............. 570,048 12,176,225
Security
Shares
Shares Value
Software (continued)
Intapp, Inc.
(a) (b)
....................... 1,477,824 $ 37,255,943
Intellicheck, Inc.
(b)
..................... 432,670 1,773,947
InterDigital, Inc. ...................... 674,915 191,088,684
JFrog Ltd.
(b)
......................... 2,819,536 256,239,432
Kaltura, Inc.
(a) (b)
...................... 2,309,542 3,002,405
Keel Infrastructure Corp.
(b)
............... 15,247,408 87,520,122
Life360, Inc.
(a) (b)
...................... 487,223 26,972,665
LiveRamp Holdings, Inc.
(a) (b)
.............. 1,644,795 61,910,084
MARA Holdings, Inc.
(a) (b)
................ 10,015,345 139,113,142
Mitek Systems, Inc.
(a) (b)
................. 1,194,574 24,046,775
N-able, Inc.
(a) (b)
...................... 1,882,828 6,909,979
nCino, Inc.
(a) (b)
....................... 2,800,428 45,786,998
NCR Voyix Corp.
(a) (b)
................... 3,646,120 29,788,800
NextNav, Inc.
(a) (b)
..................... 2,644,852 47,157,711
OneSpan, Inc. ....................... 963,515 13,826,440
Ooma, Inc.
(b)
........................ 642,832 12,355,231
PagerDuty, Inc.
(a) (b)
.................... 2,170,498 20,945,306
PAR Technology Corp.
(a) (b)
............... 1,092,492 19,031,211
Porch Group, Inc.
(a) (b)
.................. 2,564,029 38,562,996
Progress Software Corp.
(b)
............... 1,108,916 37,237,399
Q2 Holdings, Inc.
(b)
.................... 1,641,607 78,961,297
Qualys, Inc.
(a) (b)
...................... 939,715 129,201,415
Rapid7, Inc.
(a) (b)
...................... 1,772,109 14,354,083
Red Violet, Inc.
(b)
..................... 299,720 19,098,158
ReposiTrak, Inc.
(a)
.................... 307,462 2,767,158
Rimini Street, Inc.
(a) (b)
.................. 1,433,344 6,106,045
Riot Platforms, Inc.
(a) (b)
................. 9,222,162 252,502,796
Roadzen, Inc.
(a) (b)
..................... 920,677 1,344,188
ServiceTitan, Inc. , Class A
(b)
.............. 1,602,981 113,346,787
Silvaco Group, Inc.
(a) (b)
................. 331,720 4,574,419
Soluna Holdings, Inc.
(a) (b)
................ 3,059,473 4,130,289
SoundHound AI, Inc. , Class A
(a) (b)
.......... 10,334,972 66,867,269
Sprinklr, Inc. , Class A
(a) (b)
................ 2,866,422 14,790,738
Sprout Social, Inc. , Class A
(a) (b)
............ 1,476,295 11,146,027
SPS Commerce, Inc.
(a) (b)
................ 979,823 56,016,481
Telos Corp.
(b)
........................ 1,446,296 6,652,962
Tenable Holdings, Inc.
(a) (b)
............... 2,969,764 109,524,896
Teradata Corp.
(b)
..................... 2,471,538 85,638,792
Thryv Holdings, Inc.
(a) (b)
................. 902,603 3,556,256
Varonis Systems, Inc. , Class B
(a) (b)
......... 2,951,451 123,842,884
Veritone, Inc.
(a) (b)
..................... 2,412,992 3,305,799
Vertex, Inc. , Class A
(a) (b)
................. 1,925,766 22,107,794
Via Transportation, Inc. , Class A
(a) (b)
......... 1,367,670 24,809,534
Viant Technology, Inc. , Class A
(a) (b)
......... 455,556 5,767,339
Weave Communications, Inc.
(a) (b)
.......... 1,760,811 10,547,258
Workiva, Inc. , Class A
(a) (b)
............... 1,364,537 66,193,690
Xperi, Inc.
(b)
......................... 1,252,851 10,310,964
Yext, Inc.
(a) (b)
........................ 2,237,748 10,450,283
ZenaTech, Inc.
(a) (b)
.................... 1,022,833 1,534,249
Zeta Global Holdings Corp. , Class A
(a) (b)
...... 5,867,029 115,463,131
5,000,661,364
Specialized REITs — 0.4%
Farmland Partners, Inc. ................ 1,100,064 10,648,619
Four Corners Property Trust, Inc. .......... 2,875,321 70,589,131
Gladstone Land Corp. ................. 1,076,533 9,182,826
Outfront Media, Inc. ................... 4,167,643 136,531,985
Safehold, Inc. ....................... 1,505,664 23,638,925
Smartstop Self Storage REIT, Inc. .......... 1,436,516 46,686,770
297,278,256
Specialty Retail — 2.0%
1-800-Flowers.com, Inc. , Class A
(a) (b)
........ 533,919 1,858,038
Abercrombie & Fitch Co. , Class A
(a) (b)
........ 1,153,582 103,833,916
Academy Sports & Outdoors, Inc. .......... 1,685,718 79,447,889

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Advance Auto Parts, Inc. ................ 1,588,686 $ 98,848,043
American Eagle Outfitters, Inc. ............ 4,105,480 70,614,256
Arhaus, Inc. , Class A .................. 1,389,039 11,695,708
Arko Corp. ......................... 1,939,223 15,571,961
ARKO Petroleum Corp. ................. 265,917 5,012,535
Asbury Automotive Group, Inc.
(a) (b)
.......... 508,038 102,156,281
Barnes & Noble Education, Inc.
(a) (b)
......... 436,014 5,476,336
Bed Bath & Beyond, Inc.
(a) (b)
.............. 1,982,381 11,477,986
Bob's Discount Furniture, Inc.
(a) (b)
.......... 455,526 7,206,421
Boot Barn Holdings, Inc.
(a) (b)
.............. 803,473 131,986,510
Buckle, Inc. (The) .................... 850,234 35,879,875
Build-A-Bear Workshop, Inc. ............. 317,595 9,721,583
Caleres, Inc. ........................ 879,933 10,884,771
Camping World Holdings, Inc. , Class A ...... 1,625,250 12,400,657
Citi Trends, Inc.
(a) (b)
.................... 133,353 7,713,138
Designer Brands, Inc. , Class A ............ 936,258 5,458,384
Envela Corp.
(a) (b)
..................... 177,704 5,132,091
EVgo, Inc. , Class A
(a) (b)
................. 3,544,809 6,770,585
Genesco, Inc.
(a) (b)
..................... 255,141 8,616,112
Group 1 Automotive, Inc.
(a)
............... 304,409 88,634,769
Haverty Furniture Cos., Inc. .............. 369,940 9,444,568
J Jill, Inc. .......................... 194,169 3,081,462
Lands' End, Inc.
(a) (b)
................... 254,396 2,666,070
MarineMax, Inc.
(a) (b)
................... 520,096 19,045,916
Monro, Inc. ......................... 672,084 11,499,357
National Vision Holdings, Inc.
(a) (b)
.......... 2,078,479 39,511,886
OneWater Marine, Inc. , Class A
(a) (b)
......... 283,501 3,195,056
Outdoor Holding Co.
(a) (b)
................ 2,726,251 6,215,852
Petco Health & Wellness Co., Inc. , Class A
(a) (b)
. 2,410,321 6,556,073
RealReal, Inc. (The)
(a) (b)
................. 2,959,169 34,888,602
Rent the Runway, Inc. , Class A
(a) (b)
......... 255,078 803,496
Revolve Group, Inc. , Class A
(a) (b)
........... 1,100,747 25,196,099
RH
(a) (b)
............................ 410,537 67,627,760
RideNow Group, Inc. , Class B
(a) (b)
.......... 282,464 1,881,210
Sally Beauty Holdings, Inc.
(a) (b)
............ 2,578,440 36,459,142
Shoe Station Group, Inc. ................ 496,066 7,356,659
Signet Jewelers Ltd.
(a)
.................. 1,025,818 88,425,512
Sonic Automotive, Inc. , Class A ........... 315,035 26,711,818
Stitch Fix, Inc. , Class A
(a) (b)
............... 3,121,297 12,828,531
ThredUp, Inc. , Class A
(a) (b)
............... 2,780,069 19,043,473
Tile Shop Holdings, Inc.
(b)
............... 224 672
Torrid Holdings, Inc.
(a) (b)
................. 879,582 1,644,818
Upbound Group, Inc. .................. 1,426,930 30,279,455
Urban Outfitters, Inc.
(a) (b)
................ 1,500,420 106,319,761
Victoria's Secret & Co.
(a) (b)
............... 1,823,007 152,184,624
Warby Parker, Inc. , Class A
(a) (b)
............ 2,709,704 82,212,419
Winmark Corp. ...................... 76,734 32,464,621
Zumiez, Inc.
(a) (b)
...................... 352,623 6,276,689
1,670,219,446
Technology Hardware, Storage & Peripherals — 0.3%
Corsair Gaming, Inc.
(a) (b)
................ 1,318,556 12,750,436
CPI Card Group, Inc.
(a) (b)
................ 211,158 4,387,863
Diebold Nixdorf, Inc.
(a) (b)
................. 587,894 49,982,748
Eastman Kodak Co.
(a) (b)
................. 1,750,182 16,189,183
GPGI, Inc. , Class A
(a)
.................. 4,758,836 75,427,551
Immersion Corp. ..................... 722,697 4,892,659
Infleqtion, Inc.
(a) (b)
..................... 3,077,954 40,998,347
One Stop Systems, Inc.
(a) (b)
.............. 580,473 10,552,999
Quantum Computing, Inc.
(a) (b)
............. 5,329,587 51,696,994
Turtle Beach Corp.
(a) (b)
.................. 387,555 4,825,060
Xerox Holdings Corp. .................. 3,219,936 10,078,400
281,782,240
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.
(a) (b)
................. 3,129,501 $ 58,114,834
Carter's, Inc. ........................ 955,546 39,330,273
Ermenegildo Zegna NV ................. 1,224,759 15,946,362
Figs, Inc. , Class A
(a) (b)
.................. 2,489,871 25,471,380
Fossil Group, Inc.
(a) (b)
.................. 1,336,161 5,531,707
G-III Apparel Group Ltd. ................ 968,544 32,649,618
Kontoor Brands, Inc. ................... 1,452,259 121,031,265
Movado Group, Inc. ................... 407,688 16,026,215
Oxford Industries, Inc. ................. 374,376 13,054,491
Playboy, Inc.
(b)
....................... 1,176,012 1,434,735
Rocky Brands, Inc. .................... 189,347 7,808,670
Steven Madden Ltd. ................... 1,921,219 80,883,320
Superior Group of Cos., Inc. ............. 283,144 3,714,849
Under Armour, Inc. , Class A
(b)
............. 4,986,467 31,863,524
Under Armour, Inc. , Class C, NVS
(b)
........ 4,407,665 27,415,677
Wolverine World Wide, Inc. .............. 2,177,097 35,987,414
516,264,334
Tobacco — 0.1%
Ispire Technology, Inc.
(b)
................ 29,939 33,532
Turning Point Brands, Inc.
(a)
.............. 497,053 42,155,065
Universal Corp. ...................... 648,408 33,827,445
76,016,042
Trading Companies & Distributors — 1.2%
Alta Equipment Group, Inc. , Class A
(b)
....... 520,423 3,367,137
BlueLinx Holdings, Inc.
(a) (b)
............... 202,487 12,529,895
Boise Cascade Co. ................... 938,674 72,869,263
Custom Truck One Source, Inc.
(a) (b)
......... 1,612,081 19,038,677
Distribution Solutions Group, Inc.
(b)
......... 245,712 6,720,223
DNOW, Inc.
(a) (b)
...................... 4,898,348 63,531,573
DXP Enterprises, Inc.
(a) (b)
................ 341,763 57,669,089
EVI Industries, Inc. .................... 145,312 2,147,711
GATX Corp. ........................ 927,526 164,348,332
Global Industrial Co. ................... 391,219 13,090,188
Herc Holdings, Inc. .................... 866,076 124,143,334
Hudson Technologies, Inc.
(a) (b)
............ 971,932 5,578,890
Karat Packaging, Inc. .................. 227,393 7,608,570
McGrath RentCorp .................... 649,171 78,569,166
NPK International, Inc.
(a) (b)
............... 2,149,904 34,204,973
Rush Enterprises, Inc. , Class A ........... 1,592,539 116,231,459
Rush Enterprises, Inc. , Class B ........... 245,399 18,773,023
Titan Machinery, Inc.
(a) (b)
................ 556,249 11,747,979
Transcat, Inc.
(a) (b)
..................... 244,159 22,650,630
Willis Lease Finance Corp. .............. 99,656 22,801,293
Xometry, Inc. , Class A
(a) (b)
............... 1,195,127 115,353,658
972,975,063
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a) (b)
....... 537,709 5,291,057
Water Utilities — 0.3%
American States Water Co. .............. 1,033,483 85,396,700
Cadiz, Inc.
(a) (b)
....................... 1,471,557 6,151,108
California Water Service Group ........... 1,585,330 77,126,304
Consolidated Water Co. Ltd. ............. 392,448 11,577,216
Global Water Resources, Inc. ............. 252,319 1,826,790
H2O America ....................... 923,793 56,138,901
Middlesex Water Co. .................. 476,272 26,747,436
Pure Cycle Corp.
(a) (b)
................... 486,926 5,214,977
York Water Co. (The) .................. 386,358 11,841,873
282,021,305
Wireless Telecommunication Services — 0.1%
Gogo, Inc.
(a) (b)
....................... 2,039,654 6,322,927
KORE Group Holdings, Inc.
(b)
............. 139,924 1,291,499
Spok Holdings, Inc. ................... 508,613 5,208,197

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Wireless Telecommunication Services (continued)
Telephone & Data Systems, Inc.
(a)
.......... 2,589,933 $ 95,853,420
108,676,043
Total Common Stocks — 99 .7%
(Cost: $ 97,957,955,948 ) ............................ 83,231,792,583
Rights
Biotechnology — 0.0%
(b)
Akero Therapeutics, Inc., CVR
(d)
.......... 1,731,179 1,125,266
Arcellx, Inc., CVR .................... 936,941 65,586
Contra Aduro Biotech I, CVR
(a) (d)
.......... 272,340 138,893
Contra Chinook Therape, CVR
(a) (d)
......... 1,316,575 223,818
Oncternal Therapeutics, Inc., CVR
(a) (d)
....... 13,273 —
Sanofi Aatd, Inc., CVR
(d)
................ 794,436 1,326,708
2,880,271
Total Rights — 0.0%
(Cost: $ 1,732,457 ) ............................... 2,880,271
Total Long-Term Investments — 99.7%
(Cost: $ 97,959,688,405 ) ............................ 83,234,672,854
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 17.5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e) (f) (g)
................. 14,545,988,443 $ 14,550,352,240
Total Short-Term Securities — 17 .5%
(Cost: $ 14,547,088,067 ) ............................ 14,550,352,240
Total Investments — 117 .2%
(Cost: $ 112,506,776,472 ) ........................... 97,785,025,094
Liabilities in Excess of Other Assets — (17.2) % ............ (14,319,805,433)
Net Assets — 100.0% ...............................
$ 83,465,219,661
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(g)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares ..............
$
10,206,002,953 $ 4,343,329,267
(a)
$ — $ (417,936) $ 1,437,956 $ 14,550,352,240 14,545,988,443 $ 14,663,932
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares
(c)
............. 136,583,826 — (136,583,826)
(a)
— — — — 1,588,862 —
$ (417,936) $ 1,437,956 $ 14,550,352,240 $ 16,252,794 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
Russell 2000 E-Mini Index .................................................... 302 09/18/26 $ 45,989 $ 1,560,488
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 83,231,792,569 $ — $ 14 $ 83,231,792,583
Rights ................................................ — 65,586 2,814,685 2,880,271
Short-Term Securities
Money Market Funds ...................................... 14,550,352,240 — — 14,550,352,240
$ 97,782,144,809 $ 65,586 $ 2,814,699 $ 97,785,025,094
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 1,560,488 $ — $ — $ 1,560,488
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust